UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/Mellon Capital Dow SM Index Fund

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.4%
Home Depot Inc.	195	$26,007
McDonald’s Corp.	195	24,496
Nike Inc. - Class B	196	12,063
Walt Disney Co.	196	19,435
		82,001
CONSUMER STAPLES - 7.7%
Coca-Cola Co.	196	9,087
Procter & Gamble Co.	196	16,111
Wal-Mart Stores Inc.	195	13,349
		38,547
ENERGY - 7.0%
Chevron Corp.	196	18,671
Exxon Mobil Corp.	196	16,361
		35,032
FINANCIALS - 14.3%
American Express Co.	195	12,000
Goldman Sachs Group Inc.	158	24,851
JPMorgan Chase & Co.	196	11,622
Travelers Cos. Inc.	195	22,748
		71,221
HEALTH CARE - 12.5%
Johnson & Johnson	196	21,174
Merck & Co. Inc.	196	10,383
Pfizer Inc.	196	5,810
UnitedHealth Group Inc.	195	25,124
		62,491
INDUSTRIALS - 19.6%
3M Co.	195	32,574
Boeing Co.	195	24,742
Caterpillar Inc.	195	14,919
General Electric Co. (d)	196	6,243
United Technologies Corp.	196	19,590
		98,068
INFORMATION TECHNOLOGY - 17.7%
Apple Inc.	196	21,329
Cisco Systems Inc.	195	5,549
Intel Corp.	195	6,305
International Business Machines Corp.	195	29,601
Microsoft Corp.	196	10,838
Visa Inc. - Class A (d)	196	14,972
		88,594
MATERIALS - 2.5%
E. I. du Pont de Nemours & Co.	196	12,426

TELECOMMUNICATION SERVICES - 2.1%
Verizon Communications Inc.	196	10,613
Total Common Stocks (cost $475,316)		498,993

SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.29% (a) (b)	837	837
Total Short Term Investments (cost $837)		837
Total Investments - 100.0% (cost $476,153)		499,830
Other Assets and Liabilities, Net - 0.0%		38
Total Net Assets - 100.0%		$499,868

JNL/Mellon Capital Global 30 Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 15.4%
Belle International Holdings Ltd.	12,617	$7,314
Li & Fung Ltd. (d)	15,289	9,058
Marks & Spencer Group Plc	1,518	8,844
McDonald’s Corp.	113	14,252
Sands China Ltd.	3,153	12,873
		52,341
CONSUMER STAPLES - 10.6%
British American Tobacco Plc	208	12,169
Procter & Gamble Co.	157	12,923
Tate & Lyle Plc	1,314	10,887
		35,979
ENERGY - 17.7%
BP Plc	2,213	11,074
Chevron Corp.	143	13,611
China Shenhua Energy Co. Ltd. - Class H	6,838	10,758
CNOOC Ltd.	10,144	11,839
Exxon Mobil Corp.	152	12,696
		59,978
FINANCIALS - 17.6%
Bank of China Ltd. - Class H	24,686	10,249
Bank of Communications Co. Ltd. - Class H	15,399	10,132
China Construction Bank Corp. - Class H	15,735	10,073
HSBC Holdings Plc	1,423	8,851
Industrial & Commercial Bank of China Ltd. - Class H	18,290	10,245
Man Group Plc	4,685	10,240
		59,790
HEALTH CARE - 9.8%
GlaxoSmithKline Plc	577	11,685
Merck & Co. Inc.	217	11,488
Pfizer Inc.	341	10,118
		33,291
INDUSTRIALS - 14.4%
BAE Systems Plc	1,692	12,340
Caterpillar Inc.	154	11,764
General Electric Co.	440	13,988
Smiths Group Plc	702	10,826
		48,918
INFORMATION TECHNOLOGY - 3.4%
International Business Machines Corp.	76	11,552

TELECOMMUNICATION SERVICES - 7.1%
Verizon Communications Inc.	248	13,415
Vodafone Group Plc	3,409	10,834
		24,249
UTILITIES - 3.5%
National Grid Plc	845	11,960
Total Common Stocks (cost $338,095)		338,058

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.29% (a) (b)	180	180
Total Short Term Investments (cost $180)		180
Total Investments - 99.6% (cost $338,275)		338,238
Other Assets and Liabilities, Net - 0.4%		1,282
Total Net Assets - 100.0%		$339,520

JNL/Mellon Capital Nasdaq® 25 Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 17.6%
Charter Communications Inc. - Class A (c) (d)	121	$24,509
Liberty Media Corp. - Class A (c)	273	10,535
Norwegian Cruise Line Holdings Ltd. (c)	248	13,700
O’Reilly Automotive Inc. (c)	106	29,076
Priceline Group Inc. (c)	41	53,446
Sirius XM Holdings Inc. (c) (d)	5,584	22,056
		153,322
CONSUMER STAPLES - 15.3%
Costco Wholesale Corp.	366	57,719
Walgreens Boots Alliance Inc.	904	76,172
		133,891
HEALTH CARE - 12.5%
Amgen Inc.	500	74,973
Express Scripts Holding Co. (c)	493	33,839
		108,812
INDUSTRIALS - 4.9%
American Airlines Group Inc.	679	27,852
Verisk Analytics Inc. (c)	184	14,697
		42,549
INFORMATION TECHNOLOGY - 45.8%
Activision Blizzard Inc.	788	26,675
Alphabet Inc. - Class C (c)	107	79,836
Broadcom Ltd.	275	42,540
Check Point Software Technologies Ltd. (c) (d)	196	17,139
Cisco Systems Inc.	3,011	85,733
Citrix Systems Inc. (c)	167	13,142
Fiserv Inc. (c)	246	25,283
KLA-Tencor Corp.	170	12,358
Nvidia Corp.	577	20,545
Paychex Inc.	387	20,888
Texas Instruments Inc.	736	42,280
Xilinx Inc.	279	13,229
		399,648
TELECOMMUNICATION SERVICES - 3.8%
T-Mobile US Inc. (c)	878	33,631
Total Common Stocks (cost $806,799)		871,853

SHORT TERM INVESTMENTS - 7.2%
Investment Company - 0.5%
JNL Money Market Fund, 0.29% (a) (b)	4,393	4,393
Securities Lending Collateral - 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (b)	58,558	58,558
Total Short Term Investments (cost $62,951)		62,951
Total Investments - 107.1% (cost $869,750)		934,804
Other Assets and Liabilities, Net - (7.1%)		(61,591)
Total Net Assets - 100.0%		$873,213

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.8%
AutoZone Inc. (c)	35	$27,895
H&R Block Inc. (d)	784	20,707
TJX Cos. Inc.	364	28,486
		77,088
CONSUMER STAPLES - 12.8%
Clorox Co.	206	25,912
Estee Lauder Cos. Inc.	295	27,849
Mondelez International Inc. - Class A	590	23,661
		77,422
ENERGY - 10.5%
Marathon Petroleum Corp.	504	18,742
Tesoro Corp.	240	20,657
Valero Energy Corp.	369	23,684
		63,083
FINANCIALS - 9.1%
NASDAQ Inc.	454	30,112
Torchmark Corp. (d)	458	24,795
		54,907
HEALTH CARE - 12.7%
Gilead Sciences Inc.	263	24,191
Varian Medical Systems Inc. (c) (d)	327	26,200
Waters Corp. (c)	198	26,062
		76,453
INDUSTRIALS - 13.6%
Cintas Corp.	292	26,195
Expeditors International of Washington Inc.	582	28,399
Northrop Grumman Systems Corp.	137	27,179
		81,773
INFORMATION TECHNOLOGY - 13.3%
Intuit Inc.	273	28,380
Seagate Technology (d)	710	24,459
VeriSign Inc. (c) (d)	307	27,160
		79,999
UTILITIES - 15.0%
Eversource Energy	506	29,528
Public Service Enterprise Group Inc.	665	31,369
SCANA Corp.	424	29,777
		90,674
Total Common Stocks (cost $588,525)		601,399

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 0.1%
JNL Money Market Fund, 0.29% (a) (b)	479	479

See accompanying Notes to Schedules of Investments.

	Shares	Value
Securities Lending Collateral - 8.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (b)	52,433	52,433
Total Short Term Investments (cost $52,912)		52,912
Total Investments - 108.6% (cost $641,437)		654,311
Other Assets and Liabilities, Net - (8.6%)		(51,763)
Total Net Assets - 100.0%		$602,548

JNL/Mellon Capital S&P® SMid 60 Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 1.9%
Fred’s Inc. - Class A (d)	238	$3,542
Stage Stores Inc. (d)	405	3,266
		6,808
CONSUMER STAPLES - 2.4%
Darling Ingredients Inc. (c)	343	4,522
Universal Corp. (d)	68	3,842
		8,364
ENERGY - 19.5%
Bill Barrett Corp. (c) (d)	915	5,693
Bonanza Creek Energy Inc. (c) (d)	714	1,135
Bristow Group Inc. (d)	140	2,652
Helix Energy Solutions Group Inc. (c)	698	3,909
Newpark Resources Inc. (c)	695	3,003
Noble Corp. Plc (d)	694	7,179
Oil States International Inc. (c)	268	8,435
Patterson-UTI Energy Inc.	492	8,662
Pioneer Energy Services Corp. (c)	1,664	3,662
QEP Resources Inc.	543	7,659
Rowan Cos. Plc - Class A	439	7,072
Superior Energy Services Inc. (d)	555	7,434
Unit Corp. (c)	304	2,680
		69,175
FINANCIALS - 30.7%
American Equity Investment Life Holding Co.	159	2,669
American Financial Group Inc.	106	7,484
Aspen Insurance Holdings Ltd.	159	7,568
Cash America International Inc. (d)	129	4,973
CNO Financial Group Inc.	407	7,286
Employer Holdings Inc.	141	3,964
Everest Re Group Ltd.	41	8,144
First Bancorp Inc. (c)	1,175	3,430
Green Dot Corp. - Class A (c) (d)	229	5,271
Hancock Holding Co.	301	6,921
Hanover Insurance Group Inc.	93	8,429
Horace Mann Educators Corp.	117	3,722
Navigators Group Inc. (c) (d)	45	3,761
Old Republic International Corp.	410	7,486
Piper Jaffray Cos. (c)	94	4,647
Reinsurance Group of America Inc.	89	8,593
Selective Insurance Group Inc.	115	4,202
TCF Financial Corp.	542	6,641
World Acceptance Corp. (c) (d)	101	3,812
		109,003
HEALTH CARE - 2.0%
Lifepoint Health Inc. (c)	103	7,103

INDUSTRIALS - 15.1%
AECOM (c)	251	7,739
Aegion Corp. (c)	195	4,115
AGCO Corp.	166	8,242
Atlas Air Worldwide Holdings Inc. (c)	93	3,936
GATX Corp. (d)	178	8,442
Greenbrier Cos. Inc. (d)	117	3,227
NOW Inc. (c) (d)	467	8,281
SkyWest Inc.	211	4,211
Trinity Industries Inc. (d)	309	5,655
		53,848
INFORMATION TECHNOLOGY - 6.1%
Ingram Micro Inc. - Class A	250	8,977
Tech Data Corp. (c)	115	8,807
TTM Technologies Inc. (c) (d)	580	3,855
		21,639
MATERIALS - 13.9%
Carpenter Technology Corp. (d)	254	8,711
Century Aluminum Co. (c) (d)	829	5,844
Commercial Metals Co.	549	9,314
Domtar Corp.	206	8,330
Kraton Performance Polymers Inc. (c)	228	3,939
P.H. Glatfelter Co.	204	4,224
Reliance Steel & Aluminum Co.	130	8,989
		49,351
TELECOMMUNICATION SERVICES - 3.5%
Iridium Communications Inc. (c) (d)	452	3,558
Telephone & Data Systems Inc.	298	8,969
		12,527
UTILITIES - 4.8%
Great Plains Energy Inc.	276	8,892
PNM Resources Inc.	247	8,341
		17,233
Total Common Stocks (cost $325,825)		355,051

SHORT TERM INVESTMENTS - 14.0%
Investment Company - 0.1%
JNL Money Market Fund, 0.29% (a) (b)	182	182
Securities Lending Collateral - 13.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (b)	49,489	49,489
Total Short Term Investments (cost $49,671)		49,671
Total Investments - 113.9% (cost $375,496)		404,722
Other Assets and Liabilities, Net - (13.9%)		(49,378)
Total Net Assets - 100.0%		$355,344

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 10.8%
American Eagle Outfitters Inc. (d)	1,602	$26,707
Churchill Downs Inc.	77	11,328
Chuy’s Holdings Inc. (c) (d)	76	2,375
Cinemark Holdings Inc.	791	28,357
Cooper-Standard Holding Inc. (c)	81	5,810
Core-Mark Holding Co. Inc. (d)	107	8,741
Darden Restaurants Inc. (d)	402	26,662
Dave & Buster’s Entertainment Inc. (c)	192	7,459
Gap Inc. (d)	989	29,089
Gentherm Inc. (c)	168	6,996
Gray Television Inc. (c)	308	3,614
Helen of Troy Ltd. (c) (d)	130	13,436
Home Depot Inc.	481	64,205

See accompanying Notes to Schedules of Investments.

	Shares	Value
Installed Building Products Inc. (c) (d)	145	3,869
Isle of Capri Casinos Inc. (c)	189	2,645
Kohl’s Corp.	508	23,692
Marks & Spencer Group Plc	6,571	38,292
Nautilus Inc. (c)	144	2,777
Pinnacle Entertainment Inc. (c)	279	9,795
Sportsman’s Warehouse Holdings Inc. (c) (d)	195	2,455
Thomson Reuters Corp.	680	27,525
World Wrestling Entertainment Inc. - Class A (d)	159	2,803
		348,632
CONSUMER STAPLES - 14.1%
Adecoagro SA (c)	561	6,477
Cal-Maine Foods Inc. (d)	201	10,410
Cott Corp.	507	7,042
Hormel Foods Corp.	1,613	69,737
John B. Sanfilippo & Son Inc.	40	2,740
Kroger Co.	1,532	58,606
Procter & Gamble Co.	806	66,374
Reynolds American Inc.	560	28,164
Tyson Foods Inc. - Class A	1,191	79,402
USANA Health Sciences Inc. (c) (d)	59	7,181
Wal-Mart Stores Inc.	1,711	117,194
		453,327
ENERGY - 15.3%
BP Plc	8,232	41,186
Canadian Natural Resources Ltd. (d)	1,170	31,601
Cenovus Energy Inc. (d)	2,036	26,462
Chevron Corp.	710	67,723
China Shenhua Energy Co. Ltd. - Class H	28,428	44,728
CNOOC Ltd.	40,674	47,468
Ensco Plc - Class A (d)	1,589	16,481
Exxon Mobil Corp.	816	68,200
HollyFrontier Corp.	626	22,103
Nordic American Tankers Ltd. (d)	414	5,830
PBF Energy Inc. - Class A	714	23,690
PDC Energy Inc. (c) (d)	184	10,944
Suncor Energy Inc.	1,000	27,813
Teekay Tankers Ltd. — Class A	607	2,226
Valero Energy Corp. (d)	902	57,835
		494,290
FINANCIALS - 7.8%
Ameris Bancorp	149	4,416
Banc of California Inc.	175	3,070
Bank of China Ltd. - Class H	96,937	40,245
BNC Bancorp	191	4,024
CenterState Banks of Florida Inc. (d)	213	3,175
China Construction Bank Corp. - Class H	63,245	40,487
Coresite Realty Corp.	141	9,839
Customers Bancorp Inc. (c) (d)	125	2,943
Diamond Hill Investment Group Inc.	16	2,841
Eagle Bancorp Inc. (c)	153	7,348
Hannon Armstrong Sustainable Infrastructure Capital Inc.	178	3,412
Home Bancshares Inc.	323	13,238
Industrial & Commercial Bank of China Ltd. - Class H	72,060	40,366
INTL FCStone Inc. (c)	88	2,345
James River Group Holdings Ltd. (d)	135	4,357
Kearny Financial Corp.	434	5,356
Pinnacle Financial Partners Inc. (d)	187	9,187
QTS Realty Trust Inc. - Class A (d)	188	8,901
RLI Corp. (d)	201	13,435
Simmons First National Corp. - Class A	138	6,223
Talmer Bancorp Inc.	304	5,501
Towne Bank (d)	242	4,635
United Fire Group Inc.	117	5,135
Walker & Dunlop Inc. (c) (d)	142	3,442
WSFS Financial Corp.	138	4,493
Yadkin Financial Corp.	144	3,403
		251,817
HEALTH CARE - 16.8%
AbbVie Inc.	440	25,121
Aetna Inc.	577	64,855
AMN Healthcare Services Inc. (c) (d)	221	7,439
Cantel Medical Corp.	192	13,725
Chemed Corp. (d)	77	10,491
CIGNA Corp.	430	59,059
Civitas Solutions Inc. (c)	174	3,028
Cynosure Inc. - Class A (c)	106	4,675
Emergent BioSolutions Inc. (c) (d)	180	6,557
Humana Inc.	352	64,465
ICU Medical Inc. (c) (d)	74	7,704
Inogen Inc. (c)	91	4,101
Insys Therapeutics Inc. (c) (d)	332	5,316
Integra LifeSciences Holdings Corp. (c)	170	11,476
LHC Group Inc. (c)	83	2,965
Masimo Corp. (c)	231	9,646
Merck & Co. Inc.	2,004	106,020
Natus Medical Inc. (c)	152	5,850
Pfizer Inc.	3,291	97,551
PharMerica Corp. (c) (d)	142	3,144
Prestige Brands Holdings Inc. (c) (d)	243	12,984
Providence Services Corp. (c)	72	3,655
Repligen Corp. (c) (d)	153	4,100
Supernus Pharmaceuticals Inc. (c) (d)	227	3,461
US Physical Therapy Inc.	58	2,866
		540,254
INDUSTRIALS - 10.2%
BAE Systems Plc	5,797	42,286
Beacon Roofing Supply Inc. (c)	271	11,128
Caterpillar Inc. (d)	928	71,008
Comfort Systems USA Inc.	174	5,520
Deere & Co. (d)	333	25,604
Griffon Corp. (d)	224	3,468
Hawaiian Holdings Inc. (c) (d)	244	11,531
Insperity Inc.	113	5,827
John Bean Technologies Corp. (d)	135	7,617
Northrop Grumman Systems Corp.	336	66,567
On Assignment Inc. (c)	245	9,060
Patrick Industries Inc. (c)	72	3,275
Pitney Bowes Inc. (d)	1,241	26,738
Timken Co.	891	29,838
Universal Forest Products Inc.	93	8,006
		327,473
INFORMATION TECHNOLOGY - 11.6%
Angie’s List Inc. (c) (d)	271	2,191
Cirrus Logic Inc. (c)	292	10,643
Cisco Systems Inc.	3,982	113,364
CSG Systems International Inc. (d)	152	6,850
Ellie Mae Inc. (c) (d)	139	12,559
ePlus Inc. (c)	35	2,795
ExlService Holdings Inc. (c)	153	7,943
Fabrinet (c)	167	5,397
Fair Isaac Corp. (d)	143	15,146
FleetMatics Group Plc (c) (d)	179	7,299
Gigamon Inc. (c)	158	4,896
II-VI Inc. (c)	281	6,095
International Business Machines Corp.	465	70,405
LogMeIn Inc. (c) (d)	116	5,837

See accompanying Notes to Schedules of Investments.

	Shares	Value
Monolithic Power Systems Inc. (d)	182	11,587
Orbotech Ltd. (c)	198	4,712
OSI Systems Inc. (c)	91	5,957
Paycom Software Inc. (c) (d)	272	9,682
Photronics Inc. (c)	303	3,154
Silver Spring Networks Inc. (c) (d)	233	3,443
Sina Corp. (c) (d)	320	15,138
SPS Commerce Inc. (c)	75	3,226
Sykes Enterprises Inc. (c)	198	5,987
WebMD Health Corp. (c) (d)	172	10,770
Western Union Co.	1,436	27,699
		372,775
MATERIALS - 5.9%
Compass Minerals International Inc. (d)	333	23,563
Dow Chemical Co.	507	25,769
Innospec Inc.	112	4,844
LyondellBasell Industries NV - Class A	289	24,765
Nucor Corp.	638	30,187
Packaging Corp. of America	406	24,499
Sonoco Products Co.	629	30,539
US Concrete Inc. (c) (d)	68	4,051
WestRock Co.	555	21,681
		189,898
TELECOMMUNICATION SERVICES - 5.7%
Shenandoah Telecommunications Co.	443	11,853
Verizon Communications Inc.	2,293	123,991
Vodafone Group Plc	13,245	42,088
Vonage Holdings Corp. (c)	991	4,528
		182,460
UTILITIES - 1.6%
National Grid Plc	3,090	43,723
Ormat Technologies Inc. (d)	228	9,385
		53,108
Total Common Stocks (cost $3,045,917)		3,214,034

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 0.1%
JNL Money Market Fund, 0.29% (a) (b)	2,190	2,190
Securities Lending Collateral - 3.5%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (b)	113,880	113,880
Total Short Term Investments (cost $116,070)		116,070
Total Investments - 103.4% (cost $3,161,987)		3,330,104
Other Assets and Liabilities, Net - (3.4%)		(110,453)
Total Net Assets - 100.0%		$3,219,651

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 99.9%
TELECOMMUNICATION SERVICES - 99.9%
8x8 Inc. (c)	161	$1,620
AT&T Inc.	726	28,453
Atlantic Tele-Network Inc.	23	1,771
Boingo Wireless Inc. (c)	266	2,055
CenturyLink Inc.	182	5,832
Cincinnati Bell Inc. (c)	528	2,042
Cogent Communications Holdings Inc.	59	2,319
Consolidated Communications Holdings Inc. (d)	85	2,195
Fairpoint Communications Inc. (c) (d)	115	1,718
Frontier Communications Corp. (d)	574	3,208
General Communication Inc. - Class A (c)	88	1,612
Globalstar Inc. (c) (d)	1,389	2,041
IDT Corp. - Class B	132	2,050
inContact Inc. (c)	190	1,688
Inteliquent Inc.	95	1,529
Iridium Communications Inc. (c) (d)	227	1,786
Level 3 Communications Inc. (c)	104	5,472
Lumos Networks Corp. (c)	135	1,736
NII Capital Corp. (c) (d)	383	2,118
ORBCOMM Inc. (c) (d)	253	2,560
pdvWireless Inc. (c) (d)	64	2,198
SBA Communications Corp. (c)	46	4,583
Shenandoah Telecommunications Co.	77	2,064
Spok Holdings Inc.	94	1,649
Sprint Corp. (c) (d)	704	2,451
Straight Path Communications Inc. - Class B (c) (d)	92	2,846
T-Mobile US Inc. (c)	110	4,215
Telephone & Data Systems Inc.	84	2,525
US Cellular Corp. (c)	43	1,980
Verizon Communications Inc.	527	28,507
Vonage Holdings Corp. (c)	349	1,594
Windstream Holdings Inc. (d)	258	1,983
Total Common Stocks (cost $116,361)		130,400

SHORT TERM INVESTMENTS - 12.7%
Investment Company - 0.5%
JNL Money Market Fund, 0.29% (a) (b)	645	645
Securities Lending Collateral - 12.2%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (b)	15,917	15,917
Total Short Term Investments (cost $16,562)		16,562
Total Investments - 112.6% (cost $132,923)		146,962
Other Assets and Liabilities, Net - (12.6%)		(16,431)
Total Net Assets - 100.0%		$130,531

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 99.3%
1-800-Flowers.com Inc. - Class A (c)	7	$52
2U Inc. (c) (d)	10	225
Aaron’s Inc.	22	557
Abercrombie & Fitch Co. - Class A (d)	23	710
Advance Auto Parts Inc.	24	3,851
Amazon.com Inc. (c)	130	77,109
AMC Entertainment Holdings Inc. - Class A	6	175
AMC Networks Inc. - Class A (c) (d)	20	1,273
America’s Car-Mart Inc. (c) (d)	2	50
American Axle & Manufacturing Holdings Inc. (c)	22	331
American Eagle Outfitters Inc. (d)	61	1,025
American Public Education Inc. (c)	6	128
Apollo Education Group Inc. - Class A (c)	32	260
ARAMARK Corp.	74	2,438
Arctic Cat Inc. (d)	3	54
Asbury Automotive Group Inc. (c)	7	394
Ascena Retail Group Inc. (c) (d)	57	636
Ascent Capital Group Inc. - Class A (c)	3	43
Autoliv Inc. (d)	29	3,400

See accompanying Notes to Schedules of Investments.

	Shares	Value
AutoNation Inc. (c) (d)	23	1,093
AutoZone Inc. (c)	10	7,897
Barnes & Noble Education Inc. (c)	13	126
Barnes & Noble Inc.	20	249
Beazer Homes USA Inc. (c) (d)	11	93
Bed Bath & Beyond Inc. (c)	54	2,702
Belmond Ltd. - Class A (c)	29	279
Best Buy Co. Inc. (d)	102	3,302
Big 5 Sporting Goods Corp.	6	64
Big Lots Inc.	16	730
Biglari Holdings Inc. (c)	—	120
BJ’s Restaurants Inc. (c)	6	236
Bloomin’ Brands Inc.	39	653
Blue Nile Inc.	3	84
Bob Evans Farms Inc. (d)	6	271
Bojangles’ Inc. (c)	3	57
Boot Barn Holdings Inc. (c) (d)	3	28
BorgWarner Inc.	73	2,813
Boyd Gaming Corp. (c)	28	585
Bridgepoint Education Inc. (c)	7	74
Bright Horizons Family Solutions Inc. (c)	15	972
Brinker International Inc. (d)	20	905
Brunswick Corp. (d)	30	1,438
Buckle Inc. (d)	10	325
Buffalo Wild Wings Inc. (c) (d)	6	912
Burlington Stores Inc. (c)	25	1,408
Cabela’s Inc. (c)	16	798
Cable One Inc.	2	693
Cablevision Systems Corp. - Class A	66	2,162
Caesars Acquisition Co. - Class A (c)	18	113
Caesars Entertainment Corp. (c) (d)	20	134
CalAtlantic Group Inc. (d)	26	865
Caleres Inc. (d)	14	405
Callaway Golf Co.	32	292
Capella Education Co. (d)	4	208
Career Education Corp. (c)	21	96
Carmax Inc. (c) (d)	66	3,372
Carmike Cinemas Inc. (c)	8	252
Carnival Corp.	134	7,092
Carriage Services Inc. (d)	5	102
Carrol’s Restaurant Group Inc. (c)	11	163
Carter’s Inc.	17	1,758
Cato Corp. - Class A (d)	8	320
Cavco Industries Inc. (c) (d)	2	232
CBS Corp. - Class B	141	7,770
Century Communities Inc. (c) (d)	5	93
Charter Communications Inc. - Class A (c) (d)	27	5,548
Cheesecake Factory Inc. (d)	15	788
Chegg Inc. (c) (d)	10	45
Chico’s FAS Inc.	45	601
Childrens Place Retail Stores Inc.	7	581
Chipotle Mexican Grill Inc. (c)	10	4,781
Choice Hotels International Inc. (d)	12	645
Churchill Downs Inc.	4	593
Chuy’s Holdings Inc. (c) (d)	5	158
Cinemark Holdings Inc.	34	1,232
Citi Trends Inc.	5	95
Clear Channel Outdoor Holdings Inc. - Class A (d)	15	72
ClubCorp Holdings Inc.	19	271
Coach Inc. (d)	91	3,650
Columbia Sportswear Co. (d)	9	538
Comcast Corp. - Class A	810	49,448
Conn’s Inc. (c) (d)	6	80
Container Store Group Inc. (c) (d)	5	27
Cooper Tire & Rubber Co.	17	636
Cooper-Standard Holding Inc. (c)	5	395
Core-Mark Holding Co. Inc.	7	608
Cracker Barrel Old Country Store Inc. (d)	6	927
Crocs Inc. (c)	25	243
CSS Industries Inc.	3	76
CST Brands Inc.	25	958
D.R. Horton Inc.	111	3,357
Dana Holding Corp. (d)	49	689
Darden Restaurants Inc.	38	2,499
Dave & Buster’s Entertainment Inc. (c)	10	380
Deckers Outdoor Corp. (c)	11	651
Del Frisco’s Restaurant Group Inc. (c)	8	129
Del Taco Restaurants Inc. (c)	13	134
Delphi Automotive Plc	91	6,836
Denny’s Corp. (c)	25	258
DeVry Education Group Inc. (d)	19	325
Diamond Resorts International Inc. (c) (d)	15	365
Dick’s Sporting Goods Inc. (d)	29	1,346
Dillard’s Inc. - Class A (d)	7	598
DineEquity Inc. (d)	6	517
Discovery Communications Inc. - Class A (c) (d)	49	1,411
Discovery Communications Inc. - Class C (c)	89	2,397
DISH Network Corp. - Class A (c)	74	3,412
Dollar General Corp.	96	8,203
Dollar Tree Inc. (c)	73	5,986
Domino’s Pizza Inc.	18	2,330
Dorman Products Inc. (c) (d)	10	548
DreamWorks Animation SKG Inc. - Class A (c) (d)	23	581
Drew Industries Inc.	8	506
DSW Inc. - Class A (d)	25	704
Dunkin’ Brands Group Inc.	30	1,407
El Pollo Loco Holdings Inc. (c) (d)	4	47
Entercom Communications Corp. - Class A (c)	9	93
Entravision Communications Corp. - Class A	20	150
Ethan Allen Interiors Inc.	8	269
Etsy Inc. (c) (d)	22	190
EW Scripps Co. - Class A	19	295
Expedia Inc. (d)	40	4,321
Express Inc. (c)	26	559
Extended Stay America Inc. - Class B (d)	27	436
Federal-Mogul Corp. (c)	11	107
Fiesta Restaurant Group Inc. (c)	9	289
Finish Line Inc. - Class A	15	313
Five Below Inc. (c)	17	707
Foot Locker Inc. (d)	45	2,904
Ford Motor Co.	1,208	16,314
Fossil Group Inc. (c) (d)	14	612
Fox Factory Holding Corp. (c)	6	88
Francesca’s Holdings Corp. (c) (d)	13	251
Fred’s Inc. - Class A (d)	11	161
FTD Cos. Inc. (c) (d)	6	152
G-III Apparel Group Ltd. (c)	13	647
GameStop Corp. - Class A (d)	35	1,104
Gannett Co. Inc.	35	537
Gap Inc. (d)	79	2,330
Garmin Ltd.	38	1,511
General Motors Co.	462	14,511
Genesco Inc. (c)	7	532
Gentex Corp. (d)	94	1,470
Gentherm Inc. (c)	11	468
Genuine Parts Co. (d)	49	4,906
Global Eagle Entertainment Inc. (c) (d)	10	89
GNC Holdings Inc. - Class A	27	850
Goodyear Tire & Rubber Co.	87	2,866
Graham Holdings Co.	1	707
Grand Canyon Education Inc. (c)	15	626
Gray Television Inc. (c)	19	226
Green Brick Partners Inc. (c) (d)	6	44

See accompanying Notes to Schedules of Investments.

	Shares	Value
Group 1 Automotive Inc.	8	443
Groupon Inc. - Class A (c) (d)	149	595
Guess Inc. (d)	22	417
H&R Block Inc. (d)	76	2,014
Habit Restaurants Inc. - Class A (c) (d)	4	69
HanesBrands Inc. (d)	129	3,642
Harley-Davidson Inc.	63	3,234
Harman International Industries Inc.	23	2,055
Harte-Hanks Inc.	19	49
Hasbro Inc.	36	2,902
Haverty Furniture Cos. Inc.	6	134
Helen of Troy Ltd. (c) (d)	8	878
Hibbett Sports Inc. (c) (d)	8	288
Hilton Worldwide Holdings Inc. (d)	162	3,648
Home Depot Inc.	413	55,155
Houghton Mifflin Harcourt Co. (c)	43	863
Hovnanian Enterprises Inc. - Class A (c) (d)	29	45
HSN Inc.	11	571
Iconix Brand Group Inc. (c) (d)	13	109
IMAX Corp. (c) (d)	20	632
Installed Building Products Inc. (c)	5	141
International Speedway Corp. - Class A	9	346
Interpublic Group of Cos. Inc.	133	3,041
Interval Leisure Group Inc. (d)	11	164
Intrawest Resorts Holdings Inc. (c)	7	61
iRobot Corp. (c) (d)	8	293
Isle of Capri Casinos Inc. (c)	6	87
J.C. Penney Co. Inc. (c) (d)	96	1,061
Jack in the Box Inc.	11	722
Jarden Corp. (c)	68	4,014
John Wiley & Sons Inc. - Class A	15	719
Johnson Controls Inc.	211	8,207
K12 Inc. (c)	8	82
Kate Spade & Co. (c)	41	1,037
KB Home (d)	28	400
Kirkland’s Inc.	6	96
Kohl’s Corp.	63	2,958
Krispy Kreme Doughnuts Inc. (c)	20	318
L Brands Inc.	80	7,049
La Quinta Holdings Inc. (c) (d)	30	370
La-Z-Boy Inc.	17	442
Lands’ End Inc. (c) (d)	5	138
Las Vegas Sands Corp.	129	6,691
Lear Corp. (d)	24	2,706
Leggett & Platt Inc.	45	2,171
Lennar Corp. - Class A	58	2,798
LGI Homes Inc. (c) (d)	5	113
Libbey Inc.	7	133
Liberty Broadband Corp. - Class A (c)	7	428
Liberty Broadband Corp. - Class C (c)	22	1,272
Liberty Global Plc - Class A (c)	82	3,169
Liberty Global Plc - Class A (c)	4	135
Liberty Global Plc - Class C (c) (d)	194	7,293
Liberty Global Plc - Class C (c)	10	376
Liberty Interactive Corp. QVC Group - Class A (c)	145	3,649
Liberty Media Corp. - Class A (c)	30	1,170
Liberty Media Corp. - Class C (c)	65	2,489
Liberty TripAdvisor Holdings Inc. - Class A (c)	23	502
Liberty Ventures - Class A (c)	43	1,692
LifeLock Inc. (c) (d)	27	325
Lindblad Expeditions Holdings Inc. (c)	7	71
Lions Gate Entertainment Corp. (d)	33	725
Lithia Motors Inc. - Class A (d)	8	673
Live Nation Inc. (c)	49	1,092
LKQ Corp. (c)	99	3,151
Loral Space & Communications Inc. (c) (d)	4	156
Lowe’s Cos. Inc.	299	22,661
Lululemon Athletica Inc. (c) (d)	37	2,489
Lumber Liquidators Holdings Inc. (c) (d)	10	132
M/I Homes Inc. (c)	8	142
Macy’s Inc.	102	4,504
Madison Square Garden Co. - Class A (c)	6	1,021
Marcus Corp.	4	78
MarineMax Inc. (c)	8	158
Marriott International Inc. - Class A (d)	67	4,790
Marriott Vacations Worldwide Corp.	9	603
Mattel Inc. (d)	111	3,743
Mattress Firm Holding Corp. (c) (d)	5	215
McDonald’s Corp.	299	37,632
MDC Holdings Inc. (d)	13	313
Media General Inc. (c) (d)	26	417
Meredith Corp.	12	579
Meritage Homes Corp. (c)	12	449
Metaldyne Performance Group Inc.	4	69
MGM Resorts International (c)	146	3,122
Michael Kors Holdings Ltd. (c)	60	3,419
Michaels Cos. Inc. (c)	28	784
Modine Manufacturing Co. (c)	15	167
Mohawk Industries Inc. (c)	20	3,902
Monro Muffler Brake Inc.	11	764
Motorcar Parts of America Inc. (c)	6	224
Movado Group Inc.	5	127
MSG Networks Inc. - Class A (c)	17	299
Murphy USA Inc. (c)	15	929
NACCO Industries Inc. - Class A	1	45
National CineMedia Inc.	20	308
Nautilus Inc. (c)	10	192
Netflix Inc. (c)	133	13,551
New Media Investment Group Inc.	12	207
New York Times Co. - Class A (d)	41	506
Newell Rubbermaid Inc. (d)	88	3,880
News Corp. - Class A	124	1,588
Nexstar Broadcasting Group Inc. - Class A (d)	10	431
Nike Inc. - Class B	442	27,187
Noodles & Co. - Class A (c) (d)	5	54
Nordstrom Inc. (d)	45	2,578
Norwegian Cruise Line Holdings Ltd. (c)	52	2,902
NutriSystem Inc.	10	202
NVR Inc. (c)	1	2,108
O’Reilly Automotive Inc. (c)	32	8,775
Office Depot Inc. (c)	160	1,137
Ollie’s Bargain Outlet Holdings Inc. (c) (d)	7	165
Omnicom Group Inc. (d)	79	6,560
Outerwall Inc. (d)	6	223
Overstock.com Inc. (c)	4	57
Oxford Industries Inc.	5	317
Panera Bread Co. - Class A (c)	8	1,563
Papa John’s International Inc. (d)	10	540
Party City Holdco Inc. (c) (d)	10	151
Penn National Gaming Inc. (c)	24	402
Penske Auto Group Inc. (d)	15	555
PetMed Express Inc. (d)	6	111
Pier 1 Imports Inc.	29	205
Pinnacle Entertainment Inc. (c) (d)	18	635
Planet Fitness Inc. - Class A (c) (d)	6	93
Polaris Industries Inc. (d)	20	1,992
Pool Corp. (d)	14	1,232
Popeyes Louisiana Kitchen Inc. (c)	7	346
Potbelly Corp. (c)	2	34
Priceline Group Inc. (c)	16	20,935
Pulte Homes Inc.	103	1,927
PVH Corp.	27	2,674
Ralph Lauren Corp. - Class A	19	1,818
Red Robin Gourmet Burgers Inc. (c)	5	300
Regal Entertainment Group - Class A (d)	29	619

See accompanying Notes to Schedules of Investments.

	Shares	Value
Regis Corp. (c)	14	208
Rent-A-Center Inc. (d)	17	275
Restoration Hardware Holdings Inc. (c) (d)	13	544
Ross Stores Inc.	133	7,683
Royal Caribbean Cruises Ltd.	57	4,699
Ruby Tuesday Inc. (c)	16	87
Ruth’s Hospitality Group Inc.	10	185
Sally Beauty Holdings Inc. (c)	49	1,576
Scholastic Corp. (d)	7	280
Scientific Games Corp. - Class A (c) (d)	15	142
Scripps Networks Interactive Inc. - Class A	25	1,630
Sears Holdings Corp. (c) (d)	8	116
SeaWorld Entertainment Inc. (d)	25	521
Select Comfort Corp. (c)	17	321
Sequential Brands Group Inc. (c) (d)	14	90
Service Corp. International	65	1,594
ServiceMaster Global Holdings Inc. (c)	44	1,673
Shake Shack Inc. - Class A (c) (d)	3	112
Shoe Carnival Inc.	5	131
Shutterfly Inc. (c)	12	547
Signet Jewelers Ltd.	24	3,027
Sinclair Broadcast Group Inc. - Class A	21	639
Sirius XM Holdings Inc. (c) (d)	681	2,691
Six Flags Entertainment Corp. (d)	23	1,302
Skechers U.S.A. Inc. - Class A (c) (d)	42	1,272
Smith & Wesson Holding Corp. (c)	18	472
Sonic Automotive Inc. - Class A	11	197
Sonic Corp. (d)	16	566
Sotheby’s	18	484
Speedway Motorsports Inc.	4	86
Sportsman’s Warehouse Holdings Inc. (c) (d)	9	109
Stage Stores Inc. (d)	12	96
Standard Motor Products Inc.	7	230
Staples Inc.	212	2,340
Starbucks Corp.	484	28,911
Starwood Hotels & Resorts Worldwide Inc.	55	4,612
Starz - Class A (c)	29	771
Stein Mart Inc.	9	64
Steven Madden Ltd. (c) (d)	18	660
Strayer Education Inc. (c) (d)	4	180
Sturm Ruger & Co. Inc.	6	438
Superior Industries International Inc. (d)	8	167
Tailored Brands Inc. (d)	13	233
Target Corp.	191	15,717
Taylor Morrison Home Corp. - Class A (c) (d)	10	136
Tegna Inc.	69	1,622
Tempur Sealy International Inc. (c) (d)	20	1,246
Tenneco Inc. (c)	19	964
Tesla Motors Inc. (c) (d)	32	7,341
Texas Roadhouse Inc. - Class A (d)	21	913
Thor Industries Inc.	15	959
Tiffany & Co. (d)	41	3,040
Tile Shop Holdings Inc. (c)	8	119
Time Inc. (d)	37	574
Time Warner Cable Inc.	92	18,909
Time Warner Inc.	261	18,926
TJX Cos. Inc.	218	17,119
Toll Brothers Inc. (c)	54	1,586
TopBuild Corp. (c)	13	377
Tower International Inc.	7	181
Tractor Supply Co.	44	3,984
TravelCenters of America LLC (c)	9	59
TRI Pointe Homes Inc. (c)	49	579
Tribune Media Co. - Class A	26	1,015
Tribune Publishing Co.	6	44
TripAdvisor Inc. (c) (d)	39	2,570
Tuesday Morning Corp. (c)	13	104
Tumi Holdings Inc. (c)	18	483
Tupperware Brands Corp. (d)	17	967
Twenty-First Century Fox Inc. - Class A	382	10,661
Twenty-First Century Fox Inc. - Class B	144	4,060
Ulta Salon Cosmetics & Fragrance Inc. (c)	20	3,859
Under Armour Inc. - Class A (c) (d)	59	5,003
Unifi Inc. (c)	5	120
Universal Electronics Inc. (c)	5	318
Urban Outfitters Inc. (c)	29	968
Vail Resorts Inc.	12	1,601
Vera Bradley Inc. (c) (d)	7	140
VF Corp.	111	7,183
Viacom Inc. - Class B	113	4,668
Vista Outdoor Inc. (c)	21	1,068
Visteon Corp.	14	1,075
Vitamin Shoppe Inc. (c) (d)	10	317
Walt Disney Co.	512	50,851
Wayfair Inc. - Class A (c) (d)	7	309
WCI Communities Inc. (c)	7	123
Weight Watchers International Inc. (c) (d)	10	144
Wendy’s Co.	69	747
Weyco Group Inc.	3	71
Whirlpool Corp. (d)	26	4,620
William Lyon Homes - Class A (c) (d)	6	92
Williams-Sonoma Inc.	28	1,536
Wingstop Inc. (c) (d)	6	128
Winmark Corp. (d)	1	77
Winnebago Industries Inc. (d)	8	190
Wolverine World Wide Inc.	35	641
World Wrestling Entertainment Inc. - Class A (d)	10	174
Wyndham Worldwide Corp.	38	2,867
Wynn Resorts Ltd. (d)	26	2,456
Yum! Brands Inc.	141	11,528
Zoe’s Kitchen Inc. (c) (d)	7	258
Zumiez Inc. (c) (d)	6	116
Total Common Stocks (cost $891,258)		972,064

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 0.7%
JNL Money Market Fund, 0.29% (a) (b)	6,445	6,445
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (b)	55,913	55,913
Total Short Term Investments (cost $62,358)		62,358
Total Investments - 105.7% (cost $953,616)		1,034,422
Other Assets and Liabilities, Net - (5.7%)		(55,567)
Total Net Assets - 100.0%		$978,855

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.8%
FINANCIALS - 99.8%
1st Source Corp.	2	$60
Acadia Realty Trust	13	447
Affiliated Managers Group Inc. (c) (d)	10	1,577
AFLAC Inc.	76	4,830
AG Mortgage Investment Trust Inc.	4	53
Agree Realty Corp.	3	123
Alexander & Baldwin Inc.	8	306
Alexander’s Inc.	—	150
Alexandria Real Estate Equities Inc. (d)	13	1,160
Alleghany Corp. (c)	3	1,386
Allied World Assurance Co. Holdings Ltd.	16	555

See accompanying Notes to Schedules of Investments.

	Shares	Value
Allstate Corp.	70	4,683
Ally Financial Inc. (c)	77	1,437
Altisource Portfolio Solutions SA (c) (d)	2	52
Altisource Residential Corp. - Class B (d)	9	113
Ambac Financial Group Inc. (c)	7	117
American Assets Trust Inc.	6	236
American Campus Communities Inc.	23	1,081
American Capital Agency Corp.	63	1,167
American Capital Mortgage Investment Corp.	9	138
American Equity Investment Life Holding Co.	13	227
American Express Co.	149	9,151
American Financial Group Inc.	12	867
American Homes For Rent - Class A	30	472
American International Group Inc.	220	11,916
American National Insurance Co.	2	184
American Tower Corp.	76	7,766
Ameriprise Financial Inc.	31	2,905
Ameris Bancorp	6	179
Amerisafe Inc.	3	179
AmTrust Financial Services Inc.	16	413
Anchor BanCorp Wisconsin Inc. (c)	1	46
Annaly Capital Management Inc.	168	1,722
Anworth Mortgage Asset Corp.	18	83
Aon Plc - Class A	49	5,121
Apartment Investment & Management Co. - Class A	28	1,163
Apollo Commercial Real Estate Finance Inc. (d)	12	195
Apollo Residential Mortgage Inc.	4	60
Apple Hospitality REIT Inc. (d)	30	594
Arch Capital Group Ltd. (c)	22	1,555
Argo Group International Holdings Ltd.	5	270
Arlington Asset Investment Corp. - Class A (d)	3	38
ARMOUR Residential REIT Inc. (d)	8	168
Arrow Financial Corp.	2	49
Arthur J Gallagher & Co.	32	1,419
Artisan Partners Asset Management Inc. - Class A (d)	6	181
Ashford Hospitality Prime Inc.	4	49
Ashford Hospitality Trust Inc.	15	98
Aspen Insurance Holdings Ltd.	11	507
Associated Bancorp (d)	26	471
Associated Capital Group Inc. - Class A (c)	1	18
Assurant Inc.	12	897
Assured Guaranty Ltd.	26	646
Astoria Financial Corp.	17	271
AvalonBay Communities Inc.	24	4,634
Axis Capital Holdings Ltd.	17	937
Baldwin & Lyons Inc. - Class B	1	31
Banc of California Inc.	7	130
BancFirst Corp.	1	55
Bancorp Inc. (c)	5	29
BancorpSouth Inc.	16	334
Bank Mutual Corp.	6	48
Bank of America Corp.	1,857	25,108
Bank of Hawaii Corp. (d)	8	539
Bank of New York Mellon Corp. (a)	195	7,187
Bank of the Ozarks Inc. (d)	14	587
BankUnited Inc.	18	626
Banner Corp.	3	143
BB&T Corp. (d)	140	4,653
BBCN Bancorp Inc.	14	206
Beneficial Bancorp Inc. (c)	15	203
Berkshire Hathaway Inc. - Class B (c)	212	30,013
Berkshire Hills Bancorp Inc.	5	128
BGC Partners Inc. - Class A	36	330
BlackRock Inc.	22	7,502
Blackstone Mortgage Trust Inc. - Class A	16	435
Blue Hills Bancorp Inc. (d)	6	85
BNC Bancorp (d)	7	150
BofI Holding Inc. (c) (d)	10	221
BOK Financial Corp. (d)	4	241
Boston Private Financial Holdings Inc. (d)	14	158
Boston Properties Inc.	27	3,476
Brandywine Realty Trust	33	462
Bridge Bancorp Inc. (d)	2	72
Brixmor Property Group Inc.	32	817
Brookline Bancorp Inc.	13	142
Brown & Brown Inc.	22	773
Bryn Mawr Bank Corp.	2	45
Camden National Corp. (d)	2	76
Camden Property Trust	16	1,320
Capital Bank Financial Corp. - Class A	5	164
Capital One Financial Corp. (d)	95	6,595
Capitol Federal Financial Inc. (d)	23	305
Capstead Mortgage Corp. (d)	16	156
Cardinal Financial Corp.	6	123
Care Capital Properties Inc.	15	393
CareTrust REIT Inc.	10	124
Cascade Bancorp (c)	5	28
Cash America International Inc. (d)	5	180
CatchMark Timber Trust Inc. - Class A	8	81
Cathay General Bancorp (d)	14	407
CBL & Associates Properties Inc. (d)	32	375
CBOE Holdings Inc.	15	976
CBRE Group Inc. - Class A (c)	54	1,545
Cedar Shopping Centers Inc.	11	76
CenterState Banks of Florida Inc.	9	136
Central Pacific Financial Corp.	6	135
Charles Schwab Corp.	212	5,949
Chatham Lodging Trust	7	147
Chemical Financial Corp. (d)	7	234
Chesapeake Lodging Trust	11	284
Chimera Investment Corp.	33	446
Chubb Ltd.	82	9,784
Cincinnati Financial Corp.	28	1,818
CIT Group Inc. (d)	31	971
Citigroup Inc.	531	22,181
Citizens Financial Group Inc.	94	1,971
Citizens Inc. - Class A (c) (d)	10	72
City Holdings Co.	3	141
CME Group Inc.	57	5,498
CNO Financial Group Inc. (d)	33	593
CoBiz Financial Inc.	5	61
Cohen & Steers Inc.	4	151
Colony Capital Inc. - Class A	21	344
Colony Starwood Homes (d)	7	171
Columbia Banking System Inc.	11	319
Columbia Property Trust Inc.	22	476
Comerica Inc.	31	1,192
Commerce Bancshares Inc. (d)	16	712
Communications Sales & Leasing Inc.	23	523
Community Bank System Inc. (d)	7	284
Community Trust Bancorp Inc.	2	86
ConnectOne Bancorp Inc.	5	83
Coresite Realty Corp.	5	384
Corporate Office Properties Trust (d)	17	446
Corrections Corp. of America (d)	21	664
Cousins Properties Inc. (d)	37	387
Cowen Group Inc. - Class A (c) (d)	15	56
Credit Acceptance Corp. (c) (d)	1	244
Crown Castle International Corp.	60	5,175
CubeSmart	31	1,041
Cullen/Frost Bankers Inc. (d)	10	565
Customers Bancorp Inc. (c) (d)	5	120
CVB Financial Corp. (d)	17	300
CyrusOne Inc.	11	516

See accompanying Notes to Schedules of Investments.

	Shares	Value
CYS Investments Inc. (d)	26	214
DCT Industrial Trust Inc.	15	612
DDR Corp.	55	977
Diamond Hill Investment Group Inc.	—	82
DiamondRock Hospitality Co.	36	364
Digital Realty Trust Inc. (d)	26	2,302
Dime Community Bancshares Inc.	6	114
Discover Financial Services	76	3,893
Donegal Group Inc. - Class A	1	21
Douglas Emmett Inc.	25	764
Duke Realty Corp.	61	1,376
DuPont Fabros Technology Inc.	12	484
Dynex Capital Inc. (d)	7	48
E*TRADE Financial Corp. (c)	52	1,273
Eagle Bancorp Inc. (c)	5	245
East West Bancorp Inc.	26	832
Easterly Government Properties Inc.	2	41
EastGroup Properties Inc.	6	349
Eaton Vance Corp. (d)	20	677
Education Realty Trust Inc.	11	473
EMC Insurance Group Inc.	1	31
Empire State Realty Trust Inc. - Class A	19	330
Employer Holdings Inc.	6	167
Encore Capital Group Inc. (c) (d)	4	107
Endurance Specialty Holdings Ltd.	11	732
Enova International Inc. (c)	4	25
Enstar Group Ltd. (c)	2	290
Enterprise Financial Services Corp.	3	72
EPR Properties	11	708
Equinix Inc.	12	3,930
Equity Commonwealth (c)	22	627
Equity Lifestyle Properties Inc.	14	1,044
Equity One Inc.	17	483
Equity Residential	65	4,900
Erie Indemnity Co. - Class A	5	430
Essent Group Ltd. (c)	10	209
Essex Property Trust Inc.	12	2,750
EverBank Financial Corp.	15	221
Evercore Partners Inc. - Class A	7	369
Everest Re Group Ltd.	8	1,501
Extra Space Storage Inc.	21	1,946
EZCorp Inc. - Class A (c)	7	21
FactSet Research Systems Inc.	7	1,079
FBL Financial Group Inc. - Class A	2	105
FCB Financial Holdings Inc. - Class A (c)	6	213
Federal Agricultural Mortgage Corp. - Class C	1	51
Federal Realty Investment Trust (d)	12	1,924
Federated Investors Inc. - Class B (d)	17	477
Federated National Holding Co.	3	60
FelCor Lodging Trust Inc.	24	197
Fidelity & Guaranty Life	2	44
Fidelity Southern Corp.	3	41
Fifth Third Bancorp (d)	142	2,373
Financial Engines Inc. (d)	9	276
First American Financial Corp. (d)	19	743
First Bancorp Inc. (c)	20	58
First Bancorp Inc. (d)	3	48
First Busey Corp.	4	77
First Cash Financial Services Inc. (d)	5	227
First Citizens BancShares Inc. - Class A	1	334
First Commonwealth Financial Corp.	17	149
First Community Bancshares Inc.	2	45
First Financial Bancorp	12	213
First Financial Bankshares Inc. (d)	9	260
First Financial Corp.	2	52
First Horizon National Corp. (d)	41	542
First Industrial Realty Trust Inc.	20	461
First Interstate BancSystem Inc. - Class A (d)	4	113
First Merchants Corp.	6	144
First Midwest Bancorp Inc. (d)	14	256
First NBC Bank Holding Co. (c)	3	62
First Niagara Financial Group Inc.	65	630
First Potomac Realty Trust	12	106
First Republic Bank	26	1,732
FirstMerit Corp.	29	619
Flagstar Bancorp Inc. (c)	3	68
Flushing Financial Corp.	4	94
FNB Corp.	38	494
FNF Group	45	1,512
FNFV Group (c)	15	167
Forest City Realty Trust Inc. - Class A (d)	43	903
Forestar Group Inc. (c)	5	63
Four Corners Property Trust Inc.	11	196
Franklin Resources Inc.	70	2,733
Franklin Street Properties Corp.	15	160
Fulton Financial Corp.	32	427
GAMCO Investors Inc. — Class A (d)	1	24
Gaming and Leisure Properties Inc.	17	523
General Growth Properties Inc.	102	3,046
Genworth Financial Inc. - Class A (c)	89	242
Geo Group Inc.	13	463
German American Bancorp Inc. (d)	2	62
Getty Realty Corp.	4	84
Glacier Bancorp Inc. (d)	14	358
Global Indemnity Plc (c) (d)	1	39
Global Net Lease Inc. (d)	32	271
Goldman Sachs Group Inc.	69	10,764
Government Properties Income Trust (d)	12	219
Gramercy Property Trust	77	649
Great Southern Bancorp Inc.	1	51
Great Western Bancorp Inc.	9	250
Green Dot Corp. - Class A (c) (d)	6	141
Greenhill & Co. Inc.	5	121
Greenlight Capital Re Ltd. - Class A (c) (d)	5	113
Hancock Holding Co.	14	322
Hanmi Financial Corp.	6	128
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7	139
Hanover Insurance Group Inc.	8	704
Hartford Financial Services Group Inc.	73	3,371
Hatteras Financial Corp.	17	238
HCI Group Inc. (d)	1	45
HCP Inc.	84	2,722
Healthcare Realty Trust Inc. (d)	18	563
Healthcare Trust of America Inc. - Class A	23	669
Heartland Financial USA Inc.	3	97
Heritage Financial Corp.	6	99
Heritage Insurance Holdings Inc.	5	81
Hersha Hospitality Trust	8	177
HFF Inc. - Class A (d)	7	184
Highwoods Properties Inc.	17	828
Hilltop Holdings Inc. (c)	13	246
Home Bancshares Inc. (d)	11	445
HomeStreet Inc. (c)	4	77
HomeTrust Bancshares Inc. (c)	3	48
Horace Mann Educators Corp.	7	223
Hospitality Properties Trust	27	716
Host Hotels & Resorts Inc. (d)	134	2,235
Houlihan Lokey Inc. - Class A	2	46
Howard Hughes Corp. (c)	7	690
Hudson Pacific Properties Inc.	14	407
Huntington Bancshares Inc. (d)	144	1,370
IberiaBank Corp.	7	384
Independent Bank Corp.	4	189
Independent Bank Group Inc.	2	58
Infinity Property & Casualty Corp.	2	169

See accompanying Notes to Schedules of Investments.

	Shares	Value
InfraREIT Inc.	7	117
Interactive Brokers Group Inc. (d)	11	438
Intercontinental Exchange Inc.	21	5,005
International Bancshares Corp.	11	259
INTL FCStone Inc. (c) (d)	2	62
Invesco Ltd.	76	2,351
Invesco Mortgage Capital Inc.	22	265
Investment Technology Group Inc.	5	110
Investors Bancorp Inc.	60	702
Investors Real Estate Trust (d)	24	177
Iron Mountain Inc. (d)	36	1,209
iStar Inc. (c)	17	161
James River Group Holdings Ltd.	2	51
Janus Capital Group Inc.	25	368
Jones Lang LaSalle Inc.	8	943
JPMorgan Chase & Co.	657	38,890
KCG Holdings Inc. - Class A (c)	9	112
Kearny Financial Corp.	18	220
Kemper Corp.	8	228
Kennedy-Wilson Holdings Inc.	16	340
KeyCorp	150	1,661
Kilroy Realty Corp.	16	1,017
Kimco Realty Corp.	74	2,119
Kite Realty Group Trust	15	417
Ladder Capital Corp. - Class A	7	88
Ladenburg Thalmann Financial Services Inc. (c) (d)	15	39
Lakeland Bancorp Inc.	5	54
Lakeland Financial Corp. (d)	3	145
Lamar Advertising Co. - Class A (d)	15	906
LaSalle Hotel Properties	20	507
LegacyTexas Financial Group Inc.	8	155
Legg Mason Inc.	17	602
LendingTree Inc. (c) (d)	1	124
Leucadia National Corp.	59	951
Lexington Realty Trust (d)	40	343
Liberty Property Trust	26	881
Lincoln National Corp.	45	1,756
Live Oak Bancshares Inc. (d)	2	32
Loews Corp.	51	1,944
LPL Financial Holdings Inc. (d)	13	331
LTC Properties Inc.	6	292
M&T Bank Corp.	26	2,847
Macerich Co.	24	1,901
Mack-Cali Realty Corp. (d)	15	354
Maiden Holdings Ltd. (d)	10	130
MainSource Financial Group Inc.	3	66
Marcus & Millichap Inc. (c)	3	67
Markel Corp. (c)	2	2,216
MarketAxess Holdings Inc. (d)	7	839
Marsh & McLennan Cos. Inc.	93	5,667
MB Financial Inc. (d)	13	436
MBIA Inc. (c) (d)	23	203
McGraw-Hill Financial Inc. (d)	48	4,791
Medical Properties Trust Inc. (d)	42	545
Mercury General Corp.	5	267
Meridian Bancorp Inc.	3	42
MetLife Inc.	168	7,403
MFA Financial Inc.	65	447
MGIC Investment Corp. (c)	60	458
Mid-America Apartment Communities Inc.	13	1,362
Moelis & Co. - Class A	3	88
Monmouth Real Estate Investment Corp. - Class A (d)	8	98
Monogram Residential Trust Inc. (d)	30	291
Moody’s Corp.	32	3,071
Morgan Stanley	260	6,503
Morningstar Inc.	4	320
MSCI Inc. (d)	18	1,308
NASDAQ Inc.	21	1,372
National Bank Holdings Corp. - Class A	5	94
National General Holdings Corp.	9	195
National Health Investors Inc.	6	416
National Interstate Corp.	1	34
National Penn Bancshares Inc.	26	279
National Retail Properties Inc. (d)	24	1,105
National Western Life Group Inc. - Class A	—	84
Nationstar Mortgage Holdings Inc. (c) (d)	7	65
Navient Corp.	65	773
Navigators Group Inc. (c)	2	159
NBT Bancorp Inc. (d)	7	195
Nelnet Inc. - Class A	5	179
New Residential Investment Corp.	42	489
New Senior Investment Group Inc. (d)	14	148
New York Community Bancorp Inc. (d)	87	1,378
New York Mortgage Trust Inc. (d)	18	84
New York REIT Inc.	29	291
Newcastle Investment Corp.	9	38
NewStar Financial Inc. (c)	3	27
NMI Holdings Inc. - Class A (c)	7	37
Northern Trust Corp.	39	2,572
Northfield Bancorp Inc.	7	122
NorthStar Asset Management Group Inc.	34	392
NorthStar Realty Europe Corp.	10	114
NorthStar Realty Finance Corp.	34	441
Northwest Bancshares Inc. (d)	18	248
Ocwen Financial Corp. (c) (d)	19	47
OFG Bancorp	6	44
Old National Bancorp (d)	21	255
Old Republic International Corp.	45	816
OM Asset Management Plc	8	102
Omega Healthcare Investors Inc. (d)	33	1,171
On Deck Capital Inc. (c) (d)	5	41
One Liberty Properties Inc.	2	41
OneBeacon Insurance Group Ltd. - Class A	3	38
OneMain Holdings Inc. (c)	11	303
Oppenheimer Holdings Inc. - Class A (d)	2	25
Opus Bank	4	136
Oritani Financial Corp.	6	100
Outfront Media Inc.	25	525
Pacific Premier Bancorp Inc. (c)	3	66
PacWest Bancorp (d)	20	743
Paramount Group Inc. (d)	29	463
Park National Corp. (d)	2	222
Parkway Properties Inc. (d)	16	251
Pebblebrook Hotel Trust (d)	13	374
Pennsylvania REIT (d)	13	286
Pennymac Mortgage Investment Trust	13	180
People’s United Financial Inc. (d)	54	868
Peoples Bancorp Inc.	3	57
PHH Corp. (c)	12	145
Physicians Realty Trust	19	361
Pico Holdings Inc. (c)	3	33
Piedmont Office Realty Trust Inc. - Class A (d)	25	511
Pinnacle Financial Partners Inc.	7	338
Piper Jaffray Cos. (c)	3	152
PNC Financial Services Group Inc.	91	7,665
Popular Inc.	18	519
Post Properties Inc.	10	578
Potlatch Corp.	7	225
PRA Group Inc. (c) (d)	8	245
Preferred Bank	2	55
Primerica Inc. (d)	9	386
Principal Financial Group Inc.	53	2,073
PrivateBancorp Inc.	14	521
ProAssurance Corp.	9	475

See accompanying Notes to Schedules of Investments.

	Shares	Value
Progressive Corp.	105	3,686
ProLogis Inc.	93	4,126
Prosperity Bancshares Inc. (d)	12	546
Provident Financial Services Inc. (d)	11	227
Prudential Financial Inc.	80	5,783
PS Business Parks Inc.	4	370
Public Storage	26	7,273
Pzena Investment Management Inc. - Class A	2	14
QTS Realty Trust Inc. - Class A (d)	7	341
Radian Group Inc.	38	472
RAIT Financial Trust	19	60
Ramco-Gershenson Properties Trust	15	267
Raymond James Financial Inc. (d)	23	1,106
Rayonier Inc.	23	563
RE/MAX Holdings Inc. - Class A	3	88
Realogy Holdings Corp. (c)	26	944
Realty Income Corp. (d)	44	2,774
Redwood Trust Inc. (d)	16	206
Regency Centers Corp.	17	1,253
Regions Financial Corp.	236	1,855
Reinsurance Group of America Inc.	12	1,127
RenaissanceRe Holdings Ltd.	8	921
Renasant Corp.	7	214
Republic Bancorp Inc. - Class A	1	38
Resource Capital Corp. (d)	7	82
Retail Opportunity Investments Corp.	18	372
Retail Properties of America Inc. - Class A	42	660
Rexford Industrial Realty Inc.	9	161
RLI Corp. (d)	7	456
RLJ Lodging Trust	22	510
RMR Group Inc. - Class A (c)	1	31
Rouse Properties Inc.	7	128
Ryman Hospitality Properties Inc. (d)	8	418
S&T Bancorp Inc.	5	140
Sabra Healthcare REIT Inc.	11	224
Safeguard Scientifics Inc. (c) (d)	3	39
Safety Insurance Group Inc.	2	142
Sandy Spring Bancorp Inc.	4	109
Saul Centers Inc.	2	129
Seacoast Banking Corp. of Florida (c)	3	55
SEI Investments Co.	25	1,060
Select Income REIT	12	266
Selective Insurance Group Inc.	10	376
Senior Housing Properties Trust	43	773
Seritage Growth Properties - Class A (d)	5	240
ServisFirst Bancshares Inc.	4	187
Signature Bank (c)	9	1,240
Silver Bay Realty Trust Corp.	5	75
Simmons First National Corp. - Class A	5	223
Simon Property Group Inc.	55	11,452
SL Green Realty Corp.	18	1,740
SLM Corp. (c)	78	493
South State Corp.	4	279
Southside Bancshares Inc.	4	108
Sovran Self Storage Inc. (d)	7	829
Spirit Realty Capital Inc. (d)	79	887
St. Joe Co. (c) (d)	10	170
STAG Industrial Inc.	11	232
Starwood Property Trust Inc.	43	805
State Auto Financial Corp.	2	51
State Bank Financial Corp.	6	121
State National Cos. Inc.	4	54
State Street Corp. (d)	72	4,198
Sterling Bancorp	20	317
Stewart Information Services Corp.	4	138
Stifel Financial Corp. (c)	12	358
Stock Yards Bancorp Inc.	2	80
STORE Capital Corp.	25	651
Summit Hotel Properties Inc. (d)	14	173
Sun Communities Inc.	9	670
Sunstone Hotel Investors Inc.	39	550
SunTrust Banks Inc.	91	3,270
SVB Financial Group (c)	9	952
Synchrony Financial (c)	150	4,286
Synovus Financial Corp.	23	677
T. Rowe Price Group Inc.	45	3,318
Talmer Bancorp Inc.	12	224
Tanger Factory Outlet Centers Inc.	17	609
Taubman Centers Inc.	11	761
TCF Financial Corp.	30	362
TD Ameritrade Holding Corp.	48	1,518
Tejon Ranch Co. (c)	2	45
Terreno Realty Corp.	8	196
Texas Capital Bancshares Inc. (c) (d)	8	306
Texas Pacific Land Trust	2	226
TFS Financial Corp. (d)	12	216
Third Point Reinsurance Ltd. (c) (d)	11	120
Tier REIT Inc.	10	128
Tompkins Financial Corp.	3	170
Torchmark Corp.	22	1,213
Towne Bank (d)	7	143
Travelers Cos. Inc.	54	6,355
Trico Bancshares	3	87
Tristate Capital Holdings Inc. (c) (d)	3	42
TrustCo Bank Corp. (d)	19	115
Trustmark Corp.	11	250
Two Harbors Investment Corp.	65	513
U.S. Bancorp	312	12,674
UDR Inc. (d)	47	1,802
UMB Financial Corp. (d)	8	397
Umpqua Holdings Corp.	38	606
Union Bankshares Corp.	7	184
United Bankshares Inc. (d)	12	447
United Community Banks Inc.	11	199
United Development Funding IV (d) (e)	5	15
United Financial Bancorp Inc.	7	88
United Fire Group Inc.	4	178
United Insurance Holdings Corp.	2	45
Universal Health Realty Income Trust	2	139
Universal Insurance Holdings Inc. (d)	6	104
Univest Corp. of Pennsylvania	4	83
Unum Group (d)	44	1,365
Urban Edge Properties	18	468
Urstadt Biddle Properties Inc. - Class A (d)	4	85
Validus Holdings Ltd.	14	680
Valley National Bancorp (d)	42	397
Ventas Inc.	59	3,735
Vereit Inc.	162	1,436
Virtu Financial Inc. - Class A	5	116
Virtus Investment Partners Inc. (d)	1	96
Vornado Realty Trust	30	2,851
Voya Financial Inc.	39	1,158
Waddell & Reed Financial Inc. - Class A	15	351
Walker & Dunlop Inc. (c)	5	110
Walter Investment Management Corp. (c) (d)	7	53
Washington Federal Inc. (d)	16	369
Washington REIT (d)	12	351
Washington Trust Bancorp Inc. (d)	2	79
Waterstone Financial Inc.	4	61
Webster Financial Corp.	16	572
Weingarten Realty Investors	21	796
Wells Fargo & Co.	866	41,865
Welltower Inc.	63	4,371
WesBanco Inc.	6	182
Westamerica Bancorp (d)	4	216
Western Alliance Bancorp (c)	15	515

See accompanying Notes to Schedules of Investments.

	Shares	Value
Western Asset Mortgage Capital Corp. (d)	6	58
Westwood Holdings Group Inc.	1	88
Weyerhaeuser Co.	142	4,385
White Mountains Insurance Group Ltd.	1	823
Willis Towers Watson Plc	23	2,758
Wilshire Bancorp Inc.	13	133
Winthrop Realty Trust	5	63
Wintrust Financial Corp. (d)	8	373
WisdomTree Investments Inc. (d)	20	228
World Acceptance Corp. (c)	1	43
WP Carey Inc.	18	1,107
WP Glimcher Inc.	33	314
WR Berkley Corp.	18	996
WSFS Financial Corp.	5	162
Xenia Hotels & Resorts Inc.	18	288
XL Group Plc	54	1,984
Yadkin Financial Corp. (d)	8	182
Zions Bancorp (d)	37	889
Total Common Stocks (cost $629,198)		657,067

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.29% (a) (b)	585	585
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (b)	13,963	13,963
Total Short Term Investments (cost $14,548)		14,548
Total Investments - 102.0% (cost $643,746)		671,615
Other Assets and Liabilities, Net - (2.0%)		(13,092)
Total Net Assets - 100.0%		$658,523

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 100.2%
HEALTH CARE - 100.2%
AAC Holdings Inc. (c) (d)	7	$139
Abaxis Inc.	20	887
Abbott Laboratories (d)	1,359	56,856
AbbVie Inc.	1,490	85,104
Abiomed Inc. (c)	38	3,606
Acadia HealthCare Co. Inc. (c) (d)	64	3,542
ACADIA Pharmaceuticals Inc. (c) (d)	81	2,261
Accelerate Diagnostics Inc. (c) (d)	34	483
Acceleron Pharma Inc. (c) (d)	29	761
Accuray Inc. (c) (d)	73	419
Aceto Corp. (d)	26	619
Achillion Pharmaceuticals Inc. (c) (d)	105	814
Acorda Therapeutics Inc. (c) (d)	38	1,013
Addus HomeCare Corp. (c)	6	109
Adeptus Health Inc. - Class A (c) (d)	12	675
Aduro Biotech Inc. (c) (d)	21	265
Advaxis Inc. (c) (d)	24	219
Aegerion Pharmaceuticals Inc. (c) (d)	29	107
Aerie Pharmaceuticals Inc. (c) (d)	18	214
Aetna Inc.	318	35,682
Affymetrix Inc. (c) (d)	77	1,080
Agilent Technologies Inc.	301	12,001
Agios Pharmaceuticals Inc. (c) (d)	21	861
Aimmune Therapeutics Inc. (c) (d)	12	163
Air Methods Corp. (c) (d)	37	1,323
Akorn Inc. (c) (d)	77	1,808
Albany Molecular Research Inc. (c) (d)	26	403
Alder Biopharmaceuticals Inc. (c)	23	563
Alere Inc. (c)	73	3,700
Alexion Pharmaceuticals Inc. (c) (d)	205	28,562
Align Technology Inc. (c)	63	4,592
Alkermes Plc (c)	141	4,818
Allergan Plc (c)	359	96,309
Allscripts-Misys Healthcare Solutions Inc. (c) (d)	167	2,210
Almost Family Inc. (c)	6	227
Alnylam Pharmaceuticals Inc. (c)	68	4,278
AMAG Pharmaceuticals Inc. (c) (d)	34	796
Amedisys Inc. (c)	21	994
AmerisourceBergen Corp.	178	15,377
Amgen Inc.	688	103,085
Amicus Therapeutics Inc. (c) (d)	108	910
AMN Healthcare Services Inc. (c)	40	1,348
Amphastar Pharmaceuticals Inc. (c)	27	323
Amsurg Corp. (c)	50	3,744
Anacor Pharmaceuticals Inc. (c) (d)	35	1,872
Analogic Corp.	10	783
AngioDynamics Inc. (c)	27	337
ANI Pharmaceuticals Inc. (c) (d)	6	216
Anika Therapeutics Inc. (c)	15	660
Anthem Inc.	238	33,047
Ardelyx Inc. (c) (d)	9	67
Arena Pharmaceuticals Inc. (c) (d)	225	443
Ariad Pharmaceuticals Inc. (c) (d)	172	1,100
Array BioPharma Inc. (c) (d)	129	382
Arrowhead Research Corp. (c) (d)	56	272
Atara Biotherapeutics Inc. (c) (d)	17	323
athenahealth Inc. (c) (d)	35	4,829
AtriCure Inc. (c)	25	419
Atrion Corp.	1	552
Axovant Sciences Ltd. (c)	24	270
Baxalta Inc.	620	25,055
Baxter International Inc.	498	20,449
Becton Dickinson & Co.	192	29,132
Bellicum Pharmaceuticals Inc. (c) (d)	20	184
Bio-Rad Laboratories Inc. - Class A (c)	18	2,478
Bio-Techne Corp. (d)	34	3,249
BioCryst Pharmaceuticals Inc. (c) (d)	53	149
BioDelivery Sciences International Inc. (c) (d)	36	118
Biogen Inc. (c)	203	52,869
BioMarin Pharmaceutical Inc. (c)	147	12,086
Biotime Inc. (c) (d)	40	115
Bluebird Bio Inc. (c) (d)	32	1,369
Blueprint Medicines Corp. (c) (d)	13	232
Boston Scientific Corp. (c)	1,224	23,030
Bristol-Myers Squibb Co.	1,521	97,134
Brookdale Senior Living Inc. (c) (d)	163	2,589
Bruker Corp.	108	3,015
Cambrex Corp. (c)	31	1,348
Cantel Medical Corp.	34	2,402
Capital Senior Living Corp. (c) (d)	26	475
Cara Therapeutics Inc. (c) (d)	15	96
Cardinal Health Inc.	299	24,542
Cardiovascular Systems Inc. (c) (d)	24	251
Castlight Health Inc. - Class B (c) (d)	22	72
Catalent Inc. (c)	82	2,187
Celgene Corp. (c)	716	71,663
Celldex Therapeutics Inc. (c) (d)	94	356
Cempra Inc. (c) (d)	31	537
Centene Corp. (c)	155	9,539
Cepheid Inc. (c)	62	2,082
Cerner Corp. (c)	280	14,828
Cerus Corp. (c) (d)	70	414
Charles River Laboratories International Inc. (c)	43	3,298
Chemed Corp.	15	2,086
Chiasma Inc. (c) (d)	10	94

See accompanying Notes to Schedules of Investments.

	Shares	Value
Chimerix Inc. (c) (d)	40	205
CIGNA Corp.	235	32,196
Civitas Solutions Inc. (c)	14	249
Clovis Oncology Inc. (c) (d)	29	548
Coherus Biosciences Inc. (c) (d)	16	340
Community Health Systems Inc. (c) (d)	102	1,882
Computer Programs & Systems Inc. (d)	10	535
Concert Pharmaceuticals Inc. (c) (d)	14	185
ConforMIS Inc. (c) (d)	32	343
Conmed Corp.	20	838
Cooper Cos. Inc.	45	6,947
Corcept Therapeutics Inc. (c) (d)	48	226
Corvel Corp. (c)	8	326
CR Bard Inc.	67	13,613
Cross Country Healthcare Inc. (c)	29	338
CTI BioPharma Corp. (c) (d)	138	74
Cynosure Inc. - Class A (c)	19	836
DaVita HealthCare Partners Inc. (c)	153	11,254
DENTSPLY SIRONA Inc. (d)	220	13,531
DepoMed Inc. (c) (d)	59	817
Dermira Inc. (c)	14	287
DexCom Inc. (c)	73	4,944
Diplomat Pharmacy Inc. (c) (d)	36	982
Dynavax Technologies Corp. (c) (d)	37	714
Eagle Pharmaceuticals Inc. (c) (d)	9	357
Edwards Lifesciences Corp. (c)	196	17,309
Eli Lilly & Co.	909	65,442
Emergent BioSolutions Inc. (c)	31	1,115
Enanta Pharmaceuticals Inc. (c) (d)	9	251
Endo International Plc (c)	195	5,479
Endologix Inc. (c) (d)	59	491
Ensign Group Inc. (d)	49	1,098
Entellus Medical Inc. (c) (d)	5	96
Envision Healthcare Holdings Inc. (c)	173	3,533
Epizyme Inc. (c) (d)	25	301
Esperion Therapeutics Inc. (c) (d)	12	203
Evolent Health Inc. - Class A (c) (d)	12	125
Exact Sciences Corp. (c) (d)	95	642
ExacTech Inc. (c)	6	125
ExamWorks Group Inc. (c) (d)	35	1,047
Exelixis Inc. (c) (d)	206	824
Express Scripts Holding Co. (c)	616	42,317
FibroGen Inc. (c)	44	939
Five Prime Therapeutics Inc. (c)	21	865
Fluidigm Corp. (c) (d)	24	193
Foundation Medicine Inc. (c) (d)	9	164
Genesis Healthcare Inc. - Class A (c) (d)	38	88
GenMark Diagnostics Inc. (c) (d)	32	167
Genomic Health Inc. (c) (d)	15	367
Geron Corp. (c) (d)	152	443
Gilead Sciences Inc.	1,314	120,675
Glaukos Corp. (c)	6	103
Global Blood Therapeutics Inc. (c) (d)	9	138
Globus Medical Inc. - Class A (c)	67	1,590
Greatbatch Inc. (c)	24	871
Haemonetics Corp. (c)	46	1,597
Halozyme Therapeutics Inc. (c) (d)	101	952
Halyard Health Inc. (c) (d)	43	1,223
HCA Holdings Inc. (c) (d)	297	23,170
HealthEquity Inc. (c)	27	662
HealthSouth Corp.	81	3,052
HealthStream Inc. (c)	24	521
Healthways Inc. (c)	25	256
HeartWare International Inc. (c) (d)	17	519
Henry Schein Inc. (c)	75	13,012
Heron Therapeutics Inc. (c) (d)	29	547
Hill-Rom Holdings Inc.	61	3,084
HMS Holdings Corp. (c)	79	1,127
Hologic Inc. (c)	218	7,523
Horizon Pharma Plc (c) (d)	131	2,171
Humana Inc.	135	24,686
ICU Medical Inc. (c)	14	1,419
Idexx Laboratories Inc. (c) (d)	84	6,607
Illumina Inc. (c)	133	21,597
Immune Design Corp. (c) (d)	6	83
Immunogen Inc. (c) (d)	89	755
Immunomedics Inc. (c) (d)	83	208
Impax Laboratories Inc. (c)	63	2,003
IMS Health Holdings Inc. (c)	156	4,142
INC Research Holdings Inc. - Class A (c)	31	1,265
Incyte Corp. (c)	152	11,018
Infinity Pharmaceuticals Inc. (c)	42	219
Innoviva Inc. (d)	74	937
Inogen Inc. (c)	14	614
Inovalon Holdings Inc. - Class A (c) (d)	46	855
Inovio Pharmaceuticals Inc. (c) (d)	66	576
Insmed Inc. (c) (d)	59	744
Insulet Corp. (c)	55	1,818
Insys Therapeutics Inc. (c) (d)	22	353
Integra LifeSciences Holdings Corp. (c)	26	1,733
Intercept Pharmaceuticals Inc. (c) (d)	16	2,095
Intersect ENT Inc. (c)	18	334
Intra-Cellular Therapies Inc. (c)	33	908
Intrexon Corp. (c) (d)	44	1,504
Intuitive Surgical Inc. (c)	34	20,437
Invacare Corp. (d)	25	332
Ionis Pharmaceuticals Inc. (c) (d)	107	4,353
Ironwood Pharmaceuticals Inc. - Class A (c) (d)	123	1,351
Jazz Pharmaceuticals Plc (c)	57	7,451
Johnson & Johnson	2,523	272,951
Juno Therapeutics Inc. (c) (d)	43	1,637
K2M Group Holdings Inc. (c)	26	379
Karyopharm Therapeutics Inc. (c) (d)	15	132
Keryx Biopharmaceuticals Inc. (c) (d)	96	448
Kindred Healthcare Inc.	80	982
Kite Pharma Inc. (c) (d)	32	1,488
La Jolla Pharmaceutical Co. (c) (d)	14	283
Laboratory Corp. of America Holdings (c)	92	10,767
Landauer Inc.	9	305
Lannett Co. Inc. (c) (d)	29	522
LDR Holding Corp. (c) (d)	27	682
Lexicon Pharmaceuticals Inc. (c) (d)	36	435
LHC Group Inc. (c)	12	412
Lifepoint Health Inc. (c) (d)	40	2,744
Ligand Pharmaceuticals Inc. (c) (d)	17	1,807
Lion Biotechnologies Inc. (c) (d)	29	147
LivaNova Plc (c)	38	2,067
Luminex Corp. (c) (d)	36	700
MacroGenics Inc. (c)	28	521
Magellan Health Services Inc. (c)	23	1,546
Mallinckrodt Plc (c)	105	6,438
MannKind Corp. (c) (d)	256	412
Masimo Corp. (c)	44	1,835
McKesson Corp.	210	32,953
Medicines Co. (c) (d)	65	2,077
Medidata Solutions Inc. (c) (d)	47	1,836
Medivation Inc. (c)	152	6,968
MEDNAX Inc. (c) (d)	85	5,501
Medtronic Plc	1,288	96,634
Merck & Co. Inc.	2,547	134,736
Meridian Bioscience Inc. (d)	39	799
Merit Medical Systems Inc. (c)	38	699
Merrimack Pharmaceuticals Inc. (c) (d)	90	752
Mettler-Toledo International Inc. (c)	25	8,558
MiMedx Group Inc. (c) (d)	97	847
Mirati Therapeutics Inc. (c) (d)	14	301

See accompanying Notes to Schedules of Investments.

	Shares	Value
Molina Healthcare Inc. (c) (d)	40	2,564
Momenta Pharmaceuticals Inc. (c)	59	546
Mylan NV (c) (d)	380	17,624
Myriad Genetics Inc. (c) (d)	67	2,509
NantKwest Inc. (c) (d)	19	156
National Healthcare Corp.	9	548
Natus Medical Inc. (c) (d)	32	1,236
Nektar Therapeutics (c)	120	1,654
Neogen Corp. (c)	33	1,679
Neurocrine Biosciences Inc. (c)	76	3,018
Nevro Corp. (c) (d)	14	785
NewLink Genetics Corp. (c) (d)	20	357
Northwest Biotherapeutics Inc. (c) (d)	69	100
Novavax Inc. (c) (d)	255	1,314
NuVasive Inc. (c)	46	2,223
NxStage Medical Inc. (c)	48	721
Ocular Therapeutix Inc. (c) (d)	13	130
Omeros Corp. (c) (d)	38	575
Omnicell Inc. (c) (d)	33	911
OncoMed Pharmaceuticals Inc. (c) (d)	12	117
Ophthotech Corp. (c) (d)	23	986
Opko Health Inc. (c) (d)	311	3,232
OraSure Technologies Inc. (c)	40	289
Orexigen Therapeutics Inc. (c) (d)	93	52
Organovo Holdings Inc. (c) (d)	65	140
Orthofix International NV (c)	18	731
Osiris Therapeutics Inc. (d)	18	103
Otonomy Inc. (c)	25	376
OvaScience Inc. (c) (d)	24	231
Owens & Minor Inc.	57	2,324
Pacific Biosciences of California Inc. (c) (d)	56	477
Pacira Pharmaceuticals Inc. (c) (d)	33	1,751
Paratek Pharmaceuticals Inc. (c) (d)	11	164
PAREXEL International Corp. (c) (d)	47	2,959
Patterson Cos. Inc. (d)	81	3,775
PDL BioPharma Inc.	138	460
PerkinElmer Inc.	105	5,184
Perrigo Co. Plc (d)	133	17,038
Pfizer Inc.	5,628	166,812
PharMerica Corp. (c)	31	690
Phibro Animal Health Corp. - Class A	17	451
Portola Pharmaceuticals Inc. (c)	50	1,016
PRA Health Sciences Inc. (c) (d)	21	884
Premier Inc. - Class A (c)	42	1,406
Press Ganey Holdings Inc. (c) (d)	20	592
Prestige Brands Holdings Inc. (c) (d)	49	2,612
Progenics Pharmaceuticals Inc. (c) (d)	80	347
ProNAi Therapeutics Inc. (c) (d)	17	115
Prothena Corp. Plc (c) (d)	25	1,044
Providence Services Corp. (c)	12	622
PTC Therapeutics Inc. (c) (d)	28	182
Puma Biotechnology Inc. (c) (d)	28	816
Quality Systems Inc.	41	620
Quest Diagnostics Inc.	130	9,298
Quidel Corp. (c) (d)	25	426
Quintiles Transnational Holdings Inc. (c)	85	5,562
Radius Health Inc. (c) (d)	27	849
Raptor Pharmaceutical Corp. (c)	87	400
Regeneron Pharmaceuticals Inc. (c)	70	25,140
Regulus Therapeutics Inc. (c) (d)	22	155
Relypsa Inc. (c) (d)	22	295
Repligen Corp. (c)	29	766
ResMed Inc.	127	7,321
Retrophin Inc. (c) (d)	30	404
Revance Therapeutics Inc. (c) (d)	17	292
Rockwell Medical Technologies Inc. (c) (d)	47	352
Sage Therapeutics Inc. (c) (d)	22	705
Sagent Pharmaceuticals Inc. (c)	22	265
Sangamo Biosciences Inc. (c) (d)	58	353
Sarepta Therapeutics Inc. (c) (d)	41	803
Sciclone Pharmaceuticals Inc. (c)	43	468
Seattle Genetics Inc. (c) (d)	99	3,488
Select Medical Holdings Corp. (d)	88	1,036
Sequenom Inc. (c) (d)	102	144
Seres Therapeutics Inc. (c) (d)	9	246
Spark Therapeutics Inc. (c) (d)	19	561
Spectranetics Corp. (c) (d)	39	566
Spectrum Pharmaceuticals Inc. (c) (d)	72	455
St. Jude Medical Inc.	257	14,135
Staar Surgical Co. (c) (d)	32	239
Steris Plc (d)	77	5,493
Stryker Corp.	308	33,065
Sucampo Pharmaceuticals Inc. - Class A (c)	24	265
Supernus Pharmaceuticals Inc. (c)	37	569
Surgical Care Affiliates Inc. (c)	24	1,116
SurModics Inc. (c)	14	267
Synergy Pharmaceuticals Inc. (c)	89	246
Synta Pharmaceuticals Corp. (c)	93	22
Team Health Holdings Inc. (c)	64	2,686
Teladoc Inc. (c) (d)	9	87
Teleflex Inc.	39	6,122
Teligent Inc. (c) (d)	30	146
Tenet Healthcare Corp. (c) (d)	91	2,631
TESARO Inc. (c) (d)	25	1,122
Tetraphase Pharmaceuticals Inc. (c) (d)	26	122
TG Therapeutics Inc. (c) (d)	33	281
TherapeuticsMD Inc. (c) (d)	123	789
Theravance Biopharma Inc. (c) (d)	20	369
Thermo Fisher Scientific Inc.	364	51,485
Trevena Inc. (c)	31	253
Triple-S Management Corp. - Class B (c)	19	461
Ultragenyx Pharmaceutical Inc. (c) (d)	26	1,616
United Therapeutics Corp. (c)	41	4,599
UnitedHealth Group Inc.	869	111,985
Universal American Corp.	41	290
Universal Health Services Inc. - Class B	83	10,328
US Physical Therapy Inc.	11	530
Vanda Pharmaceuticals Inc. (c)	40	332
Varian Medical Systems Inc. (c)	88	7,028
Vascular Solutions Inc. (c)	16	526
VCI Inc. (c)	76	4,356
Veeva Systems Inc. - Class A (c) (d)	68	1,705
Versartis Inc. (c) (d)	13	103
Vertex Pharmaceuticals Inc. (c)	224	17,770
Vocera Communications Inc. (c)	18	235
VWR Corp. (c)	42	1,146
Waters Corp. (c)	74	9,782
WellCare Health Plans Inc. (c)	41	3,774
West Pharmaceutical Services Inc. (d)	68	4,684
Wright Medical Group NV (c) (d)	78	1,289
Xencor Inc. (c) (d)	27	361
XenoPort Inc. (c) (d)	53	240
Zafgen Inc. (c)	15	97
Zeltiq Aesthetics Inc. (c) (d)	28	752
Zimmer Biomet Holdings Inc.	172	18,323
ZIOPHARM Oncology Inc. (c) (d)	107	797
Zoetis Inc. - Class A	430	19,078
Total Common Stocks (cost $2,722,277)		2,741,322
RIGHTS - 0.0%
Dyax Corp. (c) (e)	141	157
Total Rights (cost $157)		157

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 3.3%
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (b)	89,534	89,534
Total Short Term Investments (cost $89,534)		89,534
Total Investments - 103.5% (cost $2,811,968)		2,831,013
Other Assets and Liabilities, Net - (3.5%)		(94,446)
Total Net Assets - 100.0%		$2,736,567

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.8%
ENERGY - 99.8%
Alon USA Energy Inc.	42	$432
Anadarko Petroleum Corp.	508	23,659
Antero Resources Corp. (c)	88	2,188
Apache Corp. (d)	371	18,119
Archrock Inc.	98	782
Atwood Oceanics Inc. (d)	82	748
Baker Hughes Inc.	427	18,718
Bill Barrett Corp. (c) (d)	101	625
Bonanza Creek Energy Inc. (c) (d)	197	314
Bristow Group Inc. (d)	44	825
C&J Energy Services Ltd. (c) (d)	167	235
Cabot Oil & Gas Corp. (d)	453	10,276
California Resources Corp. (d)	556	572
Callon Petroleum Co. (c)	97	860
Cameron International Corp. (c)	188	12,604
CARBO Ceramics Inc. (d)	28	398
Carrizo Oil & Gas Inc. (c) (d)	61	1,899
Cheniere Energy Inc. (c) (d)	222	7,523
Chesapeake Energy Corp. (d)	641	2,639
Chevron Corp.	1,882	179,534
Cimarex Energy Co. (d)	94	9,115
Clayton Williams Energy Inc. (c) (d)	19	168
Clean Energy Fuels Corp. (c) (d)	121	355
Cobalt International Energy Inc. (c)	374	1,110
Columbia Pipeline Group Inc.	387	9,709
Concho Resources Inc. (c)	127	12,849
ConocoPhillips Co.	1,236	49,783
CONSOL Energy Inc. (d)	194	2,189
Continental Resources Inc. (c) (d)	98	2,965
Core Laboratories NV (d)	43	4,794
CVR Energy Inc. (d)	24	620
Delek US Holdings Inc.	61	933
Denbury Resources Inc. (d)	461	1,024
Devon Energy Corp.	454	12,468
Diamond Offshore Drilling Inc. (d)	75	1,620
Diamondback Energy Inc. (c) (d)	71	5,479
Dril-Quip Inc. (c)	40	2,416
Eclipse Resources Corp. (c) (d)	194	280
Enbridge Energy Management LLC (c) (d)	65	1,170
Energen Corp.	98	3,583
EnLink Midstream LLC (d)	67	750
Ensco Plc - Class A (d)	248	2,567
EOG Resources Inc.	550	39,938
EQT Corp.	151	10,151
Era Group Inc. (c)	34	317
EXCO Resources Inc. (c) (d)	333	330
Exterran Corp. (c)	42	644
Exxon Mobil Corp.	4,083	341,284
Fairmount Santrol Holdings Inc. (c) (d)	120	300
FMC Technologies Inc. (c)	228	6,232
Forum Energy Technologies Inc. (c) (d)	73	970
Frank’s International NV	48	796
Gener8 Maritime Inc. (c)	78	548
Geospace Technologies Corp. (c) (d)	26	319
Gran Tierra Energy Inc. (c)	332	819
Green Plains Inc.	47	751
Gulfport Energy Corp. (c)	112	3,170
Halcon Resources Corp. (c) (d)	438	421
Halliburton Co.	852	30,426
Helix Energy Solutions Group Inc. (c)	134	752
Helmerich & Payne Inc. (d)	108	6,320
Hess Corp. (d)	275	14,502
HollyFrontier Corp.	175	6,188
Hornbeck Offshore Services Inc. (c) (d)	52	514
Jones Energy Inc. - Class A (c) (d)	124	413
Kinder Morgan Inc.	1,898	33,899
Kosmos Energy Ltd. (c) (d)	159	924
Laredo Petroleum Holdings Inc. (c) (d)	184	1,455
LinnCo LLC (d)	968	346
Marathon Oil Corp.	819	9,118
Marathon Petroleum Corp.	522	19,413
Matador Resources Co. (c) (d)	85	1,605
Matrix Service Co. (c)	35	614
McDermott International Inc. (c) (d)	280	1,144
Memorial Resource Development Corp. (c)	117	1,189
Murphy Oil Corp. (d)	168	4,237
Nabors Industries Ltd.	300	2,759
National Oilwell Varco Inc. (d)	370	11,517
Natural Gas Services Group Inc. (c)	21	460
Newfield Exploration Co. (c)	193	6,409
Newpark Resources Inc. (c) (d)	122	526
Noble Corp. Plc (d)	255	2,637
Noble Energy Inc.	422	13,244
Northern Oil and Gas Inc. (c) (d)	98	392
Oasis Petroleum Inc. (c) (d)	182	1,326
Occidental Petroleum Corp.	759	51,953
Oceaneering International Inc.	101	3,356
Oil States International Inc. (c)	53	1,666
Oneok Inc. (d)	210	6,269
Par Pacific Holdings Inc. (c) (d)	26	495
Parker Drilling Co. (c) (d)	224	475
Parsley Energy Inc. - Class A (c)	113	2,553
Patterson-UTI Energy Inc.	153	2,701
PBF Energy Inc. - Class A	100	3,323
PDC Energy Inc. (c) (d)	42	2,504
Peabody Energy Corp. (d)	86	198
PHI Inc. (c)	19	368
Phillips 66	534	46,247
Pioneer Natural Resources Co. (d)	161	22,722
Plains GP Holdings LP	243	2,109
QEP Resources Inc.	221	3,114
Range Resources Corp. (d)	171	5,531
Renewable Energy Group Inc. (c)	49	463
Rex Stores Corp. (c) (d)	9	498
Rice Energy Inc. (c)	81	1,135
RigNet Inc. (c) (d)	27	369
Rowan Cos. Plc - Class A (d)	127	2,047
RPC Inc. (d)	74	1,046
RSP Permian Inc. (c)	70	2,036
Sanchez Energy Corp. (c) (d)	98	537
Schlumberger Ltd.	1,261	92,984
SEACOR Holdings Inc. (c)	19	1,041
SemGroup Corp. - Class A	51	1,139
SM Energy Co. (d)	84	1,581
Southwestern Energy Co. (c) (d)	402	3,248
Spectra Energy Corp.	657	20,114
Stone Energy Corp. (c) (d)	148	117
Superior Energy Services Inc. (d)	160	2,143
Synergy Resources Corp. (c) (d)	134	1,045

See accompanying Notes to Schedules of Investments.

	Shares	Value
Tallgrass Energy GP LP - Class A	56	1,026
Targa Resources Corp.	162	4,839
Tesco Corp.	55	477
Tesoro Corp.	119	10,221
Tetra Technologies Inc. (c)	110	695
Tidewater Inc. (d)	73	497
Transocean Ltd.	349	3,191
Transocean Partners LLC	40	351
Ultra Petroleum Corp. (c) (d)	329	164
Unit Corp. (c) (d)	78	686
US Silica Holdings Inc. (d)	60	1,356
Valero Energy Corp.	482	30,900
W&T Offshore Inc. (c) (d)	118	259
Weatherford International Plc (c) (d)	843	6,555
Western Refining Inc. (d)	78	2,267
Whiting Petroleum Corp. (c) (d)	236	1,879
Williams Cos. Inc.	701	11,271
World Fuel Services Corp.	72	3,488
WPX Energy Inc. (c) (d)	306	2,139
Total Common Stocks (cost $1,616,455)		1,357,604

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 0.7%
JNL Money Market Fund, 0.29% (a) (b)	10,175	10,175
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (b)	52,724	52,724
Total Short Term Investments (cost $62,899)		62,899
Total Investments - 104.4% (cost $1,679,354)		1,420,503
Other Assets and Liabilities, Net - (4.4%)		(59,669)
Total Net Assets - 100.0%		$1,360,834

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.7%
INFORMATION TECHNOLOGY - 99.7%
3D Systems Corp. (c) (d)	33	$503
A10 Networks Inc. (c)	9	50
Accenture Plc - Class A	181	20,838
ACI Worldwide Inc. (c)	34	700
Activision Blizzard Inc.	148	5,017
Actua Corp. (c)	10	89
Acxiom Corp. (c)	22	476
Adobe Systems Inc. (c) (d)	145	13,587
ADTRAN Inc.	16	315
Advanced Energy Industries Inc. (c)	11	380
Advanced Micro Devices Inc. (c) (d)	197	561
Akamai Technologies Inc. (c)	51	2,840
Alliance Data Systems Corp. (c)	18	3,900
Alphabet Inc. - Class A (c)	84	64,283
Alphabet Inc. - Class C (c)	90	67,001
Ambarella Inc. (c) (d)	9	397
Amkor Technology Inc. (c)	35	203
Amphenol Corp. - Class A	89	5,153
Analog Devices Inc.	91	5,381
Angie’s List Inc. (c) (d)	15	119
Anixter International Inc. (c)	8	433
Ansys Inc. (c)	26	2,308
Apple Inc.	1,613	175,799
Applied Materials Inc.	347	7,344
Applied Micro Circuits Corp. (c) (d)	21	133
Arista Networks Inc. (c) (d)	11	685
ARRIS International Plc (c)	54	1,246
Arrow Electronics Inc. (c)	27	1,754
Aspen Technology Inc. (c)	24	853
Atmel Corp.	119	970
Autodesk Inc. (c)	66	3,825
Automatic Data Processing Inc.	133	11,962
Avnet Inc.	38	1,703
AVX Corp.	16	195
Badger Meter Inc. (d)	4	264
Bankrate Inc. (c)	18	164
Barracuda Networks Inc. (c) (d)	4	69
Bazaarvoice Inc. (c) (d)	12	38
Belden Inc.	12	748
Benchmark Electronics Inc. (c)	15	357
Benefitfocus Inc. (c) (d)	5	151
Black Box Corp.	3	41
Black Knight Financial Services Inc. - Class A (c) (d)	6	202
Blackbaud Inc. (d)	14	859
Blackhawk Network Holdings Inc. (c)	15	511
Blucora Inc. (c)	10	52
Booz Allen Hamilton Holding Corp. - Class A	33	1,014
Bottomline Technologies Inc. (c) (d)	12	355
Box Inc. - Class A (c) (d)	9	114
Broadcom Ltd.	113	17,417
Broadridge Financial Solutions Inc.	34	2,030
BroadSoft Inc. (c) (d)	8	334
Brocade Communications Systems Inc.	121	1,278
Brooks Automation Inc.	19	197
CA Inc. (d)	95	2,912
Cabot Microelectronics Corp. (c)	7	289
CACI International Inc. - Class A (c)	7	696
Cadence Design Systems Inc. (c)	85	2,008
CalAmp Corp. (c) (d)	11	192
Calix Inc. (c)	13	90
Callidus Software Inc. (c)	17	289
Carbonite Inc. (c)	2	20
Cardtronics Inc. (c) (d)	13	470
Cass Information Systems Inc.	3	131
Cavium Inc. (c)	16	978
CDK Global Inc.	39	1,816
CDW Corp.	41	1,720
Ceva Inc. (c)	6	137
ChannelAdvisor Corp. (c)	7	78
Checkpoint Systems Inc.	11	108
Ciber Inc. (c)	14	30
Ciena Corp. (c) (d)	38	721
Cimpress NV (c) (d)	8	750
Cirrus Logic Inc. (c)	18	650
Cisco Systems Inc.	1,468	41,790
Citrix Systems Inc. (c)	45	3,531
Cognex Corp.	24	920
Cognizant Technology Solutions Corp. - Class A (c)	177	11,079
Coherent Inc. (c)	7	660
Cohu Inc.	8	101
CommScope Holding Co. Inc. (c)	38	1,074
CommVault Systems Inc. (c)	13	557
Computer Sciences Corp.	41	1,400
comScore Inc. (c)	13	376
Comtech Telecommunications Corp.	4	92
Convergys Corp. (d)	28	777
CoreLogic Inc. (c)	25	864
Cornerstone OnDemand Inc. (c)	14	454
Corning Inc. (d)	342	7,152
CoStar Group Inc. (c)	9	1,760
Cray Inc. (c)	12	517
Cree Inc. (c) (d)	29	839
CSG Systems International Inc. (d)	9	408

See accompanying Notes to Schedules of Investments.

	Shares	Value
CSRA Inc.	47	1,258
CTS Corp.	8	124
Cvent Inc. (c)	6	135
Cypress Semiconductor Corp. (d)	97	840
Daktronics Inc. (d)	10	78
Demandware Inc. (c) (d)	10	394
DHI Group Inc. (c)	13	103
Diebold Inc. (d)	17	498
Diodes Inc. (c)	12	232
Dolby Laboratories Inc. - Class A	15	636
DST Systems Inc.	9	1,019
DTS Inc. (c)	4	96
EarthLink Holdings Corp.	28	159
Eastman Kodak Co. (c) (d)	5	50
eBay Inc. (c)	313	7,460
Ebix Inc. (d)	8	321
EchoStar Corp. - Class A (c)	13	573
Electro Rent Corp.	4	33
Electronic Arts Inc. (c)	90	5,937
Electronics for Imaging Inc. (c)	15	621
Ellie Mae Inc. (c) (d)	8	743
EMC Corp.	563	15,002
Endurance International Group Holdings Inc. (c) (d)	15	162
EnerNOC Inc. (c) (d)	7	53
Entegris Inc. (c)	37	510
Envestnet Inc. (c) (d)	11	310
EPAM Systems Inc. (c) (d)	12	917
EPIQ Systems Inc.	4	64
ePlus Inc. (c)	2	143
Euronet Worldwide Inc. (c)	15	1,076
Everi Holdings Inc. (c) (d)	18	42
EVERTEC Inc.	20	286
Exar Corp. (c)	12	69
ExlService Holdings Inc. (c)	9	488
Extreme Networks (c)	31	98
F5 Networks Inc. (c)	21	2,174
Fabrinet (c)	10	324
Facebook Inc. - Class A (c)	657	74,934
Fair Isaac Corp.	9	942
Fairchild Semiconductor International Inc. (c)	32	642
FARO Technologies Inc. (c) (d)	5	146
FEI Co. (d)	12	1,072
Fidelity National Information Services Inc.	82	5,174
Finisar Corp. (c)	31	567
FireEye Inc. (c) (d)	42	762
First Solar Inc. (c)	22	1,515
Fiserv Inc. (c)	66	6,785
FleetCor Technologies Inc. (c)	23	3,405
FleetMatics Group Plc (c) (d)	11	463
Flextronics International Ltd. (c)	163	1,964
FLIR Systems Inc.	40	1,332
FormFactor Inc. (c) (d)	15	109
Forrester Research Inc.	2	67
Fortinet Inc. (c)	42	1,289
Gartner Inc. (c)	24	2,144
Gigamon Inc. (c)	5	143
Global Payments Inc.	37	2,411
Glu Mobile Inc. (c) (d)	42	117
GoDaddy Inc. - Class A (c) (d)	7	230
Gogo Inc. (c) (d)	16	175
GrubHub Inc. (c) (d)	19	466
GSI Group Inc. (c)	9	127
GTT Communications Inc. (c)	7	118
Guidewire Software Inc. (c)	21	1,141
Hackett Group Inc.	7	98
Harmonic Inc. (c) (d)	23	76
Harris Corp.	36	2,834
Heartland Payment Systems Inc.	10	994
Hewlett Packard Enterprise Co.	525	9,303
Hortonworks Inc. (c) (d)	12	136
HP Inc.	521	6,414
HubSpot Inc. (c) (d)	4	191
IAC/InterActiveCorp.	23	1,066
II-VI Inc. (c)	16	338
Immersion Corp. (c)	9	71
Imperva Inc. (c) (d)	8	395
Infinera Corp. (c) (d)	39	633
Infoblox Inc. (c) (d)	16	277
Ingram Micro Inc. - Class A	44	1,572
Inphi Corp. (c)	8	279
Insight Enterprises Inc. (c)	11	305
Integrated Device Technology Inc. (c)	42	850
Intel Corp.	1,365	44,147
Interactive Intelligence Group (c) (d)	5	178
InterDigital Inc.	10	550
Internap Corp. (c)	13	36
International Business Machines Corp.	266	40,361
Intersil Corp. - Class A	39	521
IntraLinks Holdings Inc. (c)	12	93
Intuit Inc. (d)	73	7,548
InvenSense Inc. (c) (d)	27	224
IPG Photonics Corp. (c) (d)	11	1,009
Itron Inc. (c)	12	480
Ixia (c)	17	210
IXYS Corp.	8	90
j2 Global Inc. (d)	13	822
Jabil Circuit Inc.	49	954
Jack Henry & Associates Inc.	23	1,981
Jive Software Inc. (c)	8	29
Juniper Networks Inc.	101	2,573
Keysight Technologies Inc. (c)	50	1,381
Kimball Electronics Inc. (c)	11	118
KLA-Tencor Corp.	45	3,303
Knowles Corp. (c) (d)	25	332
Kulicke & Soffa Industries Inc. (c)	19	219
Lam Research Corp.	46	3,794
Lattice Semiconductor Corp. (c) (d)	38	216
Leidos Holdings Inc.	18	888
Lexmark International Inc. - Class A	17	577
Linear Technology Corp. (d)	70	3,116
LinkedIn Corp. - Class A (c) (d)	33	3,828
Lionbridge Technologies Inc. (c)	12	61
Liquidity Services Inc. (c) (d)	5	27
Littelfuse Inc. (d)	6	774
LivePerson Inc. (c)	12	73
LogMeIn Inc. (c)	7	362
Lumentum Holdings Inc. (c)	14	385
M/A-COM Technology Solutions Holdings Inc. (c)	6	284
Manhattan Associates Inc. (c)	21	1,173
Mantech International Corp. - Class A	7	239
Marketo Inc. (c)	9	174
Marvell Technology Group Ltd.	117	1,210
MasterCard Inc. - Class A (d)	286	27,050
Maxim Integrated Products Inc.	83	3,058
MAXIMUS Inc.	19	1,006
MaxLinear Inc. - Class A (c) (d)	14	264
Mellanox Technologies Ltd. (c) (d)	13	680
Mentor Graphics Corp.	28	572
MercadoLibre Inc. (d)	10	1,131
Mercury Systems Inc. (c)	9	184
Methode Electronics Inc.	10	293
Microchip Technology Inc. (d)	59	2,855
Micron Technology Inc. (c)	315	3,297
Microsemi Corp. (c)	32	1,236

See accompanying Notes to Schedules of Investments.

	Shares	Value
Microsoft Corp.	2,195	121,245
MicroStrategy Inc. - Class A (c)	3	498
Mitel Networks Corp. (c)	26	215
MKS Instruments Inc.	15	575
MobileIron Inc. (c)	7	32
MoneyGram International Inc. (c)	6	35
Monolithic Power Systems Inc.	10	665
Monotype Imaging Holdings Inc.	12	276
Monster Worldwide Inc. (c) (d)	26	84
Motorola Solutions Inc.	46	3,515
MTS Systems Corp.	4	241
Multi-Fineline Electronix Inc. (c)	2	55
Nanometrics Inc. (c) (d)	7	109
National Instruments Corp.	29	873
NCR Corp. (c)	36	1,073
Net 1 UEPS Technologies Inc. (c)	11	104
NetApp Inc. (d)	84	2,289
NetGear Inc. (c)	9	366
NetScout Systems Inc. (c)	26	602
NetSuite Inc. (c) (d)	11	771
NeuStar Inc. - Class A (c) (d)	15	368
New Relic Inc. (c)	6	152
Newport Corp. (c)	13	293
NIC Inc. (d)	19	336
Nimble Storage Inc. (c) (d)	9	73
Nuance Communications Inc. (c)	72	1,354
NVE Corp.	1	48
Nvidia Corp. (d)	156	5,552
ON Semiconductor Corp. (c)	121	1,159
OPOWER Inc. (c) (d)	3	23
Oracle Corp.	925	37,836
OSI Systems Inc. (c) (d)	6	367
Palo Alto Networks Inc. (c) (d)	24	3,861
Pandora Media Inc. (c) (d)	60	534
Park Electrochemical Corp.	5	85
Paychex Inc.	94	5,076
Paycom Software Inc. (c) (d)	12	432
Paylocity Holding Corp. (c) (d)	6	191
PayPal Holdings Inc. (c)	319	12,326
PC Connection Inc.	2	53
PDF Solutions Inc. (c)	7	96
Pegasystems Inc.	10	264
Perficient Inc. (c)	11	247
Photronics Inc. (c)	20	208
Plantronics Inc.	10	409
Plexus Corp. (c)	10	401
Polycom Inc. (c)	40	442
Power Integrations Inc.	8	395
Progress Software Corp. (c)	14	326
Proofpoint Inc. (c) (d)	11	577
PROS Holdings Inc. (c) (d)	8	95
PTC Inc. (c)	33	1,092
Q2 Holdings Inc. (c)	7	162
QAD Inc. - Class A	2	46
QLIK Technologies Inc. (c)	27	781
QLogic Corp. (c)	26	356
Qorvo Inc. (c) (d)	41	2,047
QUALCOMM Inc.	434	22,216
Qualys Inc. (c)	6	159
Quantum Corp. (c) (d)	69	42
Quotient Technology Inc. (c) (d)	19	205
Rackspace Hosting Inc. (c) (d)	33	717
Rambus Inc. (c) (d)	34	466
Rapid7 Inc. (c) (d)	6	75
RealPage Inc. (c)	13	281
Red Hat Inc. (c)	53	3,949
RetailMeNot Inc. (c)	7	55
Rofin-Sinar Technologies Inc. (c)	8	255
Rogers Corp. (c)	5	303
Rovi Corp. (c)	24	490
Rubicon Project Inc. (c) (d)	8	144
Ruckus Wireless Inc. (c)	23	230
Rudolph Technologies Inc. (c)	10	133
Sabre Corp.	59	1,711
Salesforce.com Inc. (c)	183	13,525
SanDisk Corp.	59	4,453
Sanmina Corp. (c)	23	529
ScanSource Inc. (c)	7	296
Science Applications International Corp.	12	625
SciQuest Inc. (c)	8	109
Seagate Technology (d)	87	2,988
Semtech Corp. (c)	20	438
ServiceNow Inc. (c) (d)	43	2,644
ServiceSource International Inc. (c) (d)	14	59
ShoreTel Inc. (c)	17	127
Shutterstock Inc. (c) (d)	6	230
Silicon Laboratories Inc. (c) (d)	11	512
Silver Spring Networks Inc. (c)	9	136
Skyworks Solutions Inc.	55	4,316
SolarEdge Technologies Inc. (c) (d)	4	94
Sonus Networks Inc. (c)	10	78
Splunk Inc. (c) (d)	37	1,834
SPS Commerce Inc. (c)	5	207
SS&C Technologies Holdings Inc. (d)	25	1,584
Stamps.com Inc. (c) (d)	4	460
SunEdison Inc. (c) (d)	93	50
SunEdison Semiconductor Ltd. (c)	12	77
SunPower Corp. (c) (d)	16	355
Super Micro Computer Inc. (c)	10	349
Sykes Enterprises Inc. (c)	11	322
Symantec Corp.	196	3,601
Synaptics Inc. (c)	10	820
Synchronoss Technologies Inc. (c)	11	350
SYNNEX Corp. (d)	9	804
Synopsys Inc. (c)	45	2,165
Syntel Inc. (c)	10	477
Tableau Software Inc. - Class A (c)	15	680
Take-Two Interactive Software Inc. (c) (d)	24	918
Tangoe Inc. (c) (d)	11	86
TE Connectivity Ltd.	112	6,923
Tech Data Corp. (c) (d)	10	794
TeleNav Inc. (c)	5	30
TeleTech Holdings Inc.	5	145
Teradata Corp. (c)	38	1,010
Teradyne Inc.	61	1,316
Tessera Technologies Inc.	14	419
Texas Instruments Inc.	294	16,908
Textura Corp. (c) (d)	5	89
TiVo Inc. (c)	26	252
Total System Services Inc.	48	2,293
Travelport Worldwide Ltd.	35	480
Trimble Navigation Ltd. (c)	74	1,824
TrueCar Inc. (c) (d)	11	60
TTM Technologies Inc. (c)	15	102
TubeMogul Inc. (c) (d)	5	70
Twitter Inc. (c) (d)	170	2,811
Tyler Technologies Inc. (c)	9	1,167
Ubiquiti Networks Inc. (c) (d)	9	285
Ultimate Software Group Inc. (c) (d)	8	1,542
Ultratech Inc. (c)	7	162
Unisys Corp. (c) (d)	13	99
Universal Display Corp. (c)	12	653
Vantiv Inc. - Class A (c)	45	2,408
Varonis Systems Inc. (c) (d)	2	35
VASCO Data Security International Inc. (c) (d)	9	145
Veeco Instruments Inc. (c) (d)	13	248

See accompanying Notes to Schedules of Investments.

	Shares	Value
VeriFone Systems Inc. (c)	33	941
Verint Systems Inc. (c)	18	585
VeriSign Inc. (c) (d)	29	2,581
ViaSat Inc. (c) (d)	13	991
Viavi Solutions Inc. (c)	67	462
Virtusa Corp. (c)	8	286
Visa Inc. - Class A (d)	563	43,048
Vishay Intertechnology Inc. (d)	37	453
VMware Inc. - Class A (c) (d)	23	1,198
Web.com Group Inc. (c) (d)	13	248
WebMD Health Corp. (c) (d)	10	603
Western Digital Corp.	68	3,198
Western Union Co.	147	2,828
WEX Inc. (c)	11	938
Workday Inc. - Class A (c) (d)	32	2,463
Workiva Inc. - Class A (c) (d)	5	64
Xcerra Corp. (c)	18	114
Xerox Corp.	262	2,927
Xilinx Inc.	75	3,535
XO Group Inc. (c)	7	118
Xura Inc. (c)	6	121
Yahoo! Inc. (c)	261	9,599
Yelp Inc. - Class A (c)	19	374
Zebra Technologies Corp. - Class A (c) (d)	15	1,055
Zendesk Inc. (c) (d)	14	298
Zillow Group Inc. - Class C (c) (d)	28	662
Zynga Inc. - Class A (c)	222	505
		1,270,580
TELECOMMUNICATION SERVICES - 0.0%
RingCentral Inc. - Class A (c)	14	221
Total Common Stocks (cost $1,078,063)		1,270,801

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (b)	3,327	3,327
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (b)	26,915	26,915
Total Short Term Investments (cost $30,242)		30,242
Total Investments - 102.1% (cost $1,108,305)		1,301,043
Other Assets and Liabilities, Net - (2.1%)		(27,009)
Total Net Assets - 100.0%		$1,274,034

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund’s Board of Managers (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in these Notes to Schedules of Investments.

Abbreviations:

“-” Amount rounds to less than one thousand

MSCI – Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

The following table summarizes each Fund’s investments in securities as of March 31, 2016 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Mellon Capital Dow Index Fund
Common Stocks	$498,993	$—	$—	$—	$498,993
Short Term Investments	837	—	—	—	837
Fund Total	$499,830	$—	$—	$—	$499,830
JNL/Mellon Capital Global 30 Fund
Common Stocks
Consumer Discretionary	$14,252	$38,089	$—	$—	$52,341
Consumer Staples	12,923	23,056	—	—	35,979
Energy	26,307	33,671	—	—	59,978
Financials	—	59,790	—	—	59,790
Health Care	21,606	11,685	—	—	33,291
Industrials	25,752	23,166	—	—	48,918
Information Technology	11,552	—	—	—	11,552
Telecommunication Services	13,415	10,834	—	—	24,249
Utilities	—	11,960	—	—	11,960
Short Term Investments	180	—	—	—	180
Fund Total	$125,987	$212,251	$—	$—	$338,238
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$871,853	$—	$—	$—	$871,853
Short Term Investments	62,951	—	—	—	62,951
Fund Total	$934,804	$—	$—	$—	$934,804
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$601,399	$—	$—	$—	$601,399
Short Term Investments	52,912	—	—	—	52,912
Fund Total	$654,311	$—	$—	$—	$654,311
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$355,051	$—	$—	$—	$355,051
Short Term Investments	49,671	—	—	—	49,671
Fund Total	$404,722	$—	$—	$—	$404,722
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,793,165	$420,869	$—	$—	$3,214,034
Short Term Investments	116,070	—	—	—	116,070
Fund Total	$2,909,235	$420,869	$—	$—	$3,330,104
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$130,400	$—	$—	$—	$130,400
Short Term Investments	645	—	—	15,917	16,562
Fund Total	$131,045	$—	$—	$15,917	$146,962
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$972,064	$—	$—	$—	$972,064
Short Term Investments	6,445	—	—	55,913	62,358
Fund Total	$978,509	$—	$—	$55,913	$1,034,422
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$657,052	$—	$15	$—	$657,067
Short Term Investments	585	—	—	13,963	14,548
Fund Total	$657,637	$—	$15	$13,963	$671,615
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$2,741,322	$—	$—	$—	$2,741,322
Rights	—	—	157	—	157
Short Term Investments	—	—	—	89,534	89,534
Fund Total	$2,741,322	$—	$157	$89,534	$2,831,013
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,357,604	$—	$—	$—	$1,357,604
Short Term Investments	10,175	—	—	52,724	62,899
Fund Total	$1,367,779	$—	$—	$52,724	$1,420,503
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,270,801	$—	$—	$—	$1,270,801
Short Term Investments	3,327	—	—	26,915	30,242
Fund Total	$1,274,128	$—	$—	$26,915	$1,301,043

(1)         Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction  between market participants upon its current sale.

The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2016.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2016.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%, U.S. corporate fixed income — 102%, U.S. government fixed income — 102%, international equities — 105%, international corporate fixed income — 105%, sovereign fixed income — 102%, and asset backed investments — 102%.  Collateral is maintained over the life of the loan, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives includes U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940, as amended, (“1940 Act”) and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Lending Trust — Prime Portfolio.

Investments in Affiliates - During the period ended March 31, 2016, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at March 31, 2016.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow Index Fund	$—	$837	$1
JNL/Mellon Capital Global 30 Fund	—	180	—
JNL/Mellon Capital Nasdaq 25 Fund	1,834	4,393	2
JNL/Mellon Capital S&P 24 Fund	—	479	—
JNL/Mellon Capital S&P SMid 60 Fund	660	182	1
JNL/Mellon Capital JNL 5 Fund	1,229	2,190	1
JNL/Mellon Capital Communications Sector Fund	—	645	—
JNL/Mellon Capital Consumer Brands Sector Fund	4,489	6,445	3
JNL/Mellon Capital Financial Sector Fund	3,652	585	1
JNL/Mellon Capital Healthcare Sector Fund	5,218	—	2
JNL/Mellon Capital Oil & Gas Sector Fund	9,015	10,175	5
JNL/Mellon Capital Technology Sector Fund	9,912	3,327	2

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at March 31, 2016.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$8,277	$233	$371	$33	$135	$7,187

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Income Tax Matters - JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.

As of March 31, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$871,663	$72,136	$(8,995)	$63,141
JNL/Mellon Capital S&P 24 Fund	649,646	29,131	(24,466)	4,665
JNL/Mellon Capital S&P SMid 60 Fund	378,039	48,499	(21,816)	26,683
JNL/Mellon Capital JNL 5 Fund	3,181,827	272,247	(123,970)	148,277
JNL/Mellon Capital Communications Sector Fund	134,894	15,637	(3,569)	12,068
JNL/Mellon Capital Consumer Brands Sector Fund	956,490	134,622	(56,690)	77,932
JNL/Mellon Capital Financial Sector Fund	673,147	46,638	(48,170)	(1,532)
JNL/Mellon Capital Healthcare Sector Fund	2,823,403	271,256	(263,646)	7,610
JNL/Mellon Capital Oil & Gas Sector Fund	1,707,190	121,192	(407,879)	(286,687)
JNL/Mellon Capital Technology Sector Fund	1,118,205	247,563	(64,725)	182,838

Subsequent Events - Effective April 25, 2016, the name of JNL/Mellon Capital Nasdaq 25 Fund changed to JNL/Mellon Capital Nasdaq 100 Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 27, 2016

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.